Rule 497(c)
File Nos. 333-289838 and 811-24117

Prospectus
May 29, 2026

Fund Name	Ticker	Principal U.S. Listing Exchange
Corgi 0-3 Month T-Bill ETF	CGOV	Cboe BZX Exchange, Inc.
Corgi 3-12 Month T-Bill ETF	CBIL	Cboe BZX Exchange, Inc
Corgi 1-3 Year Treasury Bond ETF	CUST	Cboe BZX Exchange, Inc
Corgi 3-7 Year Treasury Bond ETF	CIEI	Cboe BZX Exchange, Inc
Corgi 1-5 Year Investment Grade Corporate Bond ETF	CIVG	Cboe BZX Exchange, Inc
Corgi 0-5 Year High Yield Corporate Bond ETF	CHYG	Cboe BZX Exchange, Inc
The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY - Corgi 0-3 Month T-Bill ETF
Investment Objective
The Corgi 0-3 Month T-Bill ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correlate generally to the price and yield performance of an index that tracks the 0-3 month sector of the United States Treasury Bill market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares").
You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of yo ur in
vestment)
Management Fee	0.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.05%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Invest
m
ent Company Act of 1940, as ame
nded
(the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$5	$16

Portfolio Turnover
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
In seeking to track the performance of the FTSE US Treasury Bill 0-3 Months Index (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on a number of factors, including the Fund's net asset size relative to the number of Index constituents, the liquidity or prices of Index securities, and transaction costs. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of the value of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index and/or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities not included in the Index, as well as in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).
The Index is designed to measure the performance of public obligations of the U.S. Treasury with a remaining maturity of greater than or equal to 0 months and less than 3 months. The Index includes all publicly issued U.S. Treasury Bills with a remaining maturity of at least 0 months and less than 3 months that are rated investment-grade. In addition, securities included in the Index must be denominated in U.S. dollars and must not be floating-rate or inflation-protected securities. The Index is weighted by market value, with securities held in the Federal Reserve System Open Market Account deducted from the total amount outstanding. The constituents of the Index are updated on the last calendar day of each month. As of February 28, 2026, the Index included approximately 17 securities.
The Index is sponsored by FTSE Fixed Income LLC (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.
The Fund may also invest in cash and cash equivalents, money market instruments, and shares of other investment companies, including ETFs advised by the Adviser or its affiliates, to facilitate cash management, reduce transaction costs, mitigate risk, or when such instruments are favorably priced. The Fund's shareholders would indirectly bear the fees and expenses of any acquired fund in addition to the Fund's own fees and expenses.
The Fund is classified as "diversified" under the Investment Company Act of 1940, as amended.
Principal Risks of Investing in the
Fun
d
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Market Risk.
The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Debt Securities Risk.
The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
U.S. Treasury Obligations Risk.
U.S. Treasury obligations may differ from other fixed income securities with respect to interest rates, maturities, issuance timing, and other characteristics. As with other issuers, changes in the U.S. government's financial condition or credit rating may cause the value of the Fund's U.S. Treasury obligations to decline.
Income Risk.
The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Low Short-Term Interest Rates Risk.
In market environments where short-term interest rates are low, the Fund's yield may be very low, and the Fund could have a negative yield (i.e., it could lose money on an operating basis). Under these conditions, the Fund may generate insufficient income to cover its expenses and may be unable to pay its scheduled dividend. In addition, the Fund may have difficulty buying and/or selling securities in connection with scheduled rebalances and, as a result, may hold a portion of its assets in cash, which may earn little or no income. These market conditions may negatively affect the Fund's ability to achieve a high degree of correlation with the Index.
Inflation Risk.
Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-
income
securities and could adversely affect the Fund's returns.
Index-Related Risk.
•

Index Calculation & Methodology Risk.
The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
•

Unaffiliated Index Provider Risk.
The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
•

Third-Party Data Risk.
The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Authorized Participant and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Liquidity Risk.
Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the Index/portfolio experiences disruptions.
Tracking Difference and Tracking Error Risk.
The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Operational and Cybersecurity Risk.
The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Passive Strategy Risk.
The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
New Adviser Risk.
The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Valuation Risk.
Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Investment in Other Investment Companies Risk.
The Fund may invest in shares of other investment companies, including ETFs advised by the Adviser or its affiliates. As a shareholder in another investment company, the Fund would bear its proportionate share of that company's fees and expenses, including advisory fees, in addition to the Fund's own fees and expenses. Investments in affiliated funds may create potential conflicts of interest for the Adviser.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not included.
After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index. Past performance (before and after taxes) does not guarantee future results. Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.
Management
Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, a Portfolio Manager for the Adviser, who has served as a portfolio manager of the Fund since its inception.
Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above
(premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.
Tax Information
Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation
If you purchase Shares through a financial intermediary (e.g., a broker-dealer or bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY - Corgi 3-12 Month T-Bill ETF
Investment Objective
The Corgi 3-12 Month T-Bill ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correlate generally to the price and yield performance of an index that tracks the 3-12 month sector of the United States Treasury Bill market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares").
You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.05%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, a
s amen
ded (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5
%
annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$5	$16

Portfolio Turnover
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
In seeking to track the performance of the FTSE US Treasury Bill 3-12 Months Index (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on a number of factors, including the Fund's net asset size relative to the number of Index constituents, the liquidity or prices of Index securities, and transaction costs. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of the value of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index and/or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities not included in the Index, as well as in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).
The Index is designed to measure the performance of public obligations of the U.S. Treasury with a remaining maturity of greater than or equal to 3 months and less than 12 months. The Index includes all publicly issued U.S. Treasury Bills with a remaining maturity of at least 3 months and less than 12 months that are rated investment-grade. In addition, securities included in the Index must be denominated in U.S. dollars and must not be floating-rate or inflation-protected securities. The Index is weighted by market value, with securities held in the Federal Reserve System Open Market Account deducted from the total amount outstanding. The constituents of the Index are updated on the last calendar day of each month. As of February 28, 2026, the Index included approximately 24 securities.
The Index is sponsored by FTSE Fixed Income LLC (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.
The Fund is classified as "diversified" under the Investment Company Act of 1940, as amended.
The Fund may also invest in cash and cash equivalents, money market instruments, and shares of other investment companies, including ETFs advised by the Adviser or its affiliates, to facilitate cash management, reduce transaction costs, mitigate risk, or when such instruments are favorably priced. The Fund's shareholders would indirectly bear the fees and expenses of any acquired fund in addition to the Fund's own fees and expenses.
Principal Risks of Investing in the
Fun
d
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Market Risk.
The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Debt Securities Risk.
The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
U.S. Treasury Obligations Risk.
U.S. Treasury obligations may differ from other fixed income securities with respect to interest rates, maturities, issuance timing, and other characteristics. As with other issuers, changes in the U.S. government's financial condition or credit rating may cause the value of the Fund's U.S. Treasury obligations to decline.
Income Risk.
The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Low Short-Term Interest Rates Risk.
In market environments where short-term interest rates are low, the Fund's yield may be very low, and the Fund could have a negative yield (i.e., it could lose money on an operating basis). Under these conditions, the Fund may generate insufficient income to cover its expenses and may be unable to pay its scheduled dividend. In addition, the Fund may have difficulty buying and/or selling securities in connection with scheduled rebalances and, as a result, may hold a portion of its assets in cash, which may earn little or no income. These market conditions may negatively affect the Fund's ability to achieve a high degree of correlation with the Index.
Inflation Risk.
Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Index-Related Risk.
•

Index Calculation & Methodology Risk.
The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
•

Unaffiliated Index Provider Risk.
The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
•

Third-Party Data Risk.
The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Authorized Participant and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Liquidity Risk.
Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the Index/portfolio experiences disruptions.
Tracking Difference and Tracking Error Risk.
The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Operational and Cybersecurity Risk.
The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Passive Strategy Risk.
The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
New Adviser Risk.
The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Valuation Risk.
Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Investment in Other Investment Companies Risk.
The Fund may invest in shares of other investment companies, including ETFs advised by the Adviser or its affiliates. As a shareholder in another investment company, the Fund would bear its proportionate share of that company's fees and expenses, including advisory fees, in addition to the Fund's own fees and expenses. Investments in affiliated funds may create potential conflicts of interest for the Adviser.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not included. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index. Past performance (before and after taxes) does not guarantee future results. Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.
Management
Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, a Portfolio Manager for the Adviser, who has served as a portfolio manager of the Fund since its inception.
Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.
Tax Information
Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation
If you purchase Shares through a financial intermediary (e.g., a broker-dealer or bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY - Corgi 1-3 Year Treasury Bond ETF
Investment Objective
The Corgi 1-3 Year Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correlate generally to the price and yield performance of an index that tracks the 1-3 year sector of the United States Treasury securities market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares").
You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.05%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expe nses
; and other non-routine or extraordinary expenses.

(2)
The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$5	$16

Portfolio Turnover
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
In seeking to track the performance of the FTSE US Treasury 1-3 Years Index (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on a number of factors, including the Fund's net asset size relative to the number of Index constituents, the liquidity or prices of Index securities, and transaction costs. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of the value of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index and/or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities not included in the Index, as well as in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).
The Index is designed to measure the performance of public obligations of the U.S. Treasury with a remaining maturity of greater than or equal to 1 year and less than 3 years. The Index includes all publicly issued U.S. Treasury notes and bonds with a remaining maturity of at least 1 year and less than 3 years that are rated investment-grade. In addition, securities included in the Index must be denominated in U.S. dollars and must bear a fixed rate. The Index is weighted by market value, with securities held in the Federal Reserve System Open Market Account deducted from the total amount outstanding. The constituents of the Index are updated on the last calendar day of each month. As of February 28, 2026, the Index included approximately 93 securities.
The Fund is classified as "diversified" under the Investment Company Act of 1940, as amended.
The Index is sponsored by FTSE Fixed Income LLC (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.
The Fund may also invest in cash and cash equivalents, money market instruments, and shares of other investment companies, including ETFs advised by the Adviser or its affiliates, to facilitate cash management, reduce transaction costs, mitigate risk, or when such instruments are favorably priced. The Fund's shareholders would indirectly bear the fees and expenses of any acquired fund in addition to the Fund's own fees and expenses.
Principal Risks of Investing in the Fund
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Market Risk.
The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Debt Securities Risk.
The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
U.S. Treasury Obligations Risk.
U.S. Treasury obligations may differ from other fixed income securities with respect to interest rates, maturities, issuance timing, and other characteristics. As with other issuers, changes in the U.S. government's financial condition or credit rating may cause the value of the Fund's U.S. Treasury obligations to decline.
Income Risk.
The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Inflation Risk.
Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Index-Related Risk.
•

Index Calculation & Methodology Risk.
The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
•

Unaffiliated Index Provider Risk.
The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
•

Third-Party Data Risk.
The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Authorized Participant and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Liquidity Risk.
Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the Index/portfolio experiences disruptions.
Tracking Difference and Tracking Error Risk.
The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Operational and Cybersecurity Risk.
The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Passive Strategy Risk.
The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
New Adviser Risk.
The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Valuation Risk.
Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Investment in Other Investment Companies Risk.
The Fund may invest in shares of other investment companies, including ETFs advised by the Adviser or its affiliates. As a shareholder in another investment company, the Fund would bear its proportionate share of that company's fees and expenses, including advisory fees, in addition to the Fund's own fees and expenses. Investments in affiliated funds may create potential conflicts of interest for the Adviser.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not included.
After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index. Past performance (before and after taxes) does not guarantee future results.
Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.
Management
Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, a Portfolio Manager for the Adviser, who has served as a portfolio manager of the Fund since its inception.
Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.
Tax Information
Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation
If you purchase Shares through a financial intermediary (e.g., a broker-dealer or bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY - Corgi 3-7 Year Treasury Bond ETF
Investment Objective
The Corgi 3-7 Year Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correlate generally to the price and yield performance of an index that tracks the 3-7 year sector of the United States Treasury securities market.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares").
You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.05%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary opera tin
g expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$5	$16

Portfolio Turnover
When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading ac tivit
y (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions.
These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
In seeking to track the performance of the FTSE US Treasury 3-7 Years Index (the "Index"), the Fund utilizes a sampling approach, meaning it is not required to buy each security included in the Index. Instead, the Fund may invest in a portion of the Index securities in an effort to maintain a portfolio that, in the aggregate, has generally similar risk and return characteristics to the Index. The number of securities held by the Fund will depend on a number of factors, including the Fund's net asset size relative to the number of Index constituents, the liquidity or prices of Index securities, and transaction costs. The Fund's investment adviser may invest the Fund's assets in a subset of the Index securities or may invest in substantially all of the securities comprising the Index in approximately the same proportions as the Index, as the Adviser determines is in the best interests of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of the value of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index and/or in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities not included in the Index, as well as in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).
The Index is designed to measure the performance of public obligations of the U.S. Treasury with a remaining maturity of greater than or equal to 3 years and less than 7 years. The Index includes all publicly issued U.S. Treasury notes and bonds with a remaining maturity of at least 3 years and less than 7 years that are rated investment-grade. In addition, securities included in the Index must be denominated in U.S. dollars and must bear a fixed rate. The Index is weighted by market value, with securities held in the Federal Reserve System Open Market Account deducted from the total amount outstanding. The constituents of the Index are updated on the last calendar day of each month. As of February 28, 2026, the Index included approximately 89 securities.
The Fund is classified as "diversified" under the Investment Company Act of 1940, as amended.
Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, the value of a security with a duration of five years would be expected to decrease by 5% for every 1% increase in interest rates.
The Index is sponsored by FTSE Fixed Income LLC (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.
The Fund may also invest in cash and cash equivalents, money market instruments, and shares of other investment companies, including ETFs advised by the Adviser or its affiliates, to facilitate cash management, reduce transaction costs, mitigate risk, or when such instruments are favorably priced. The Fund's shareholders would indirectly bear the fees and expenses of any acquired fund in addition to the Fund's own fees and expenses.
Principal Risks of Investing in the Fund
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Market Risk.
The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Debt Securities Risk.
The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
U.S. Treasury Obligations Risk.
U.S. Treasury obligations may differ from other fixed income securities with respect to interest rates, maturities, issuance timing, and other characteristics. As with other issuers, changes in the U.S. government's financial condition or credit rating may cause the value of the Fund's U.S. Treasury obligations to decline.
Income Risk.
The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Inflation Risk.
Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Index-Related Risk.
•

Index Calculation & Methodology Risk.
The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
•

Unaffiliated Index Provider Risk.
The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
•

Third-Party Data Risk.
The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Authorized Participant and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Liquidity Risk.
Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the Index/portfolio experiences disruptions.
Tracking Difference and Tracking Error Risk.
The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Operational and Cybersecurity Risk.
The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Passive Strategy Risk.
The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
New Adviser Risk.
The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Valuation Risk.
Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Investment in Other Investment Companies Risk.
The Fund may invest in shares of other investment companies, including ETFs advised by the Adviser or its affiliates. As a shareholder in another investment company, the Fund would bear its proportionate share of that company's fees and expenses, including advisory fees, in addition to the Fund's own fees and expenses. Investments in affiliated funds may create potential conflicts of interest for the Adviser.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not included. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index. Past performance (before and after taxes) does not guarantee future results. Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.
Management
Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, a Portfolio Manager for the Adviser, who has served as a portfolio manager of the Fund since its inception.
Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.
Tax Information
Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation
If you purchase Shares through a financial intermediary (e.g., a broker-dealer or bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY - Corgi 1-5 Year Investment Grade Corporate Bond ETF
Investment Objective
The Corgi 1-5 Year Investment Grade Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities between one and five years.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares").
You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percent
age o
f the value of your investment)
Management Fee	0.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.05%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investmen
t Co
mpany Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$5	$16

Portfolio Turnover
When the Fund buys and sells securities and derivatives, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
The Fund seeks to track the investment results of the FTSE US Broad Investment-Grade Corporate Bond 1-5 Years Index (the "Underlying Index"), which measures the performance of investment-grade corporate bonds of U.S. and non-U.S. issuers that are U.S. dollar-denominated, publicly issued in the U.S. domestic market, and have a remaining maturity of greater than or equal to one year and less than five years. As of February 28, 2026, there were approximately 3,324 issues in the Underlying Index. The components of the Underlying Index are expected to change over time.
The Underlying Index consists of investment-grade corporate bonds of U.S. and non-U.S. issuers that have a remaining maturity of greater than or equal to one year and less than five years, are publicly issued in the U.S. domestic market, and have $250 million or more of outstanding face value. The Index Provider deems securities "investment grade" based on the average of the ratings assigned by S&P Global Ratings ("S&P") (BBB- or better) and Moody's Investors Service, Inc. ("Moody's") (Baa3 or better). If rated by only one agency, that rating is used. In addition, securities in the Underlying Index must be U.S. dollar-denominated and fixed-rate. The Underlying Index excludes floating-rate securities, equity-linked securities, securities in legal default (i.e., securities of issuers that have filed for bankruptcy or failed to make scheduled payments of principal or interest), hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities. The issuers in the Underlying Index are principally located in the United States.
The Underlying Index is market value-weighted, and its constituents are updated on the last calendar day of each month. Under normal circumstances, the Fund will seek to maintain a weighted average maturity of less than or equal to three years. Weighted average maturity is the U.S. dollar-weighted average of the remaining term to maturity of the securities in the Fund's portfolio.
Corgi Strategies, LLC uses an indexing approach to seek to achieve the Fund's investment objective. The Fund does not seek to "beat" the index it tracks and does not expect to take temporary defensive positions when markets decline or appear overvalued.
Indexing may limit the Fund's ability to substantially outperform the Underlying Index, but may reduce certain risks of active management (such as poor security selection). Indexing also seeks to help keep costs and portfolio turnover lower than those of actively managed investment companies, which may improve after-tax performance.
Corgi Strategies, LLC uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" involves investing in a sample of securities that, in the aggregate, is expected to have an investment profile similar to that of the Underlying Index. The selected securities are expected to have, in the aggregate, investment characteristics (such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., price sensitivity to changes in interest rates), maturity or credit ratings and yield), and liquidity measures similar to those of the Underlying Index. Depending on the Fund's net asset size relative to the number of Index constituents, the liquidity or prices of Index securities, and transaction costs, the Fund may hold substantially all Index constituents in approximately the same proportions as the Index or may hold a representative sample of Index securities.
Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, the value of a security with a duration of five years would be expected to decrease by 5% for every 1% increase in interest rates.
The Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, and will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that Corgi Strategies, LLC believes will help the Fund track the Underlying Index. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that Corgi Strategies, LLC believes will help the Fund track the Underlying Index, as well as in fixed income securities other than the types included in the Underlying Index that Corgi Strategies, LLC believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. The Fund may also invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser), for cash management purposes.
The Fund does not currently intend to engage in securities lending as a principal investment strategy. If approved by the Board in the future, securities lending would be conducted as described in the Statement of Additional Information.
The Underlying Index is sponsored by FTSE Fixed Income LLC (the "Index Provider"), which is independent of the Fund and Corgi Strategies, LLC. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of the date of this Prospectus, a significant portion of the Underlying Index is comprised of securities of issuers in the financials industry or group of industries, and the Fund therefore expects to concentrate in the financials industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a relatively high percentage of its assets in a limited number of issuers.
The Fund may also invest in cash and cash equivalents, money market instruments, and shares of other investment companies, including ETFs advised by the Adviser or its affiliates, to facilitate cash management, reduce transaction costs, mitigate risk, or when such instruments are favorably priced. The Fund's shareholders would indirectly bear the fees and expenses of any acquired fund in addition to the Fund's own fees and expenses.
Principal Risks of Investing in the Fund
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Market Risk.
The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Interest Rate Risk.
The value of the Fund's fixed income investments generally will fall when interest rates rise. Changes in interest rates may also affect the liquidity and volatility of fixed income markets. Interest rate risk is generally greater for longer-duration securities; the Fund's exposure to this risk will vary with the duration of its portfolio.
Credit Risk.
The Fund is exposed to the risk that an issuer, guarantor, or other obligated party will be unable or unwilling to make scheduled principal or interest payments. Credit risk may be heightened during periods of economic stress or deteriorating market conditions, and changes in the actual or perceived creditworthiness of an issuer may reduce the value and liquidity of its securities.
Investment Grade Securities Risk.
Although investment-grade bonds are generally considered to present lower credit risk than below-investment-grade bonds, they are still subject to credit risk. Bonds rated at the lower end of investment grade may be more sensitive to changes in economic conditions and are more likely to be downgraded to below investment grade ("fallen angels"), which could increase volatility and reduce liquidity.
Debt Securities Risk.
The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Income Risk.
The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Call Risk.
During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity. In that event, the Fund may have to reinvest the proceeds in securities with lower yields (which may reduce the Fund's income) or in securities with greater risks or other less favorable features.
Liquidity Risk.
Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corporate Bond Risk.
Corporate bonds are subject to risks of the issuing corporations, including adverse changes in an issuer's financial condition, business prospects, or leverage. Corporate bond values may be affected by corporate actions, litigation, and regulatory developments, and may underperform U.S. government or agency obligations during periods of heightened credit stress.
Foreign Issuer Risk.
The Fund may invest in securities of non-U.S. issuers. Investments in non-U.S. issuers may involve additional risks, including political, social, or economic instability; differing regulatory and accounting standards; and less public information about issuers, any of which may adversely affect the value and liquidity of such securities. Because the Fund's holdings are generally U.S. dollar-denominated, the Fund is expected to have limited direct currency risk, but foreign issuer-related risks may still be significant. Where the Fund's underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund's shares and the underlying value of those shares.
Inflation Risk.
Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Non-Diversification Risk.
The Fund is classified as "non-diversified," meaning it may hold fewer portfolio securities than many other funds. When the Fund invests in a relatively small number of issuers, a decline in the market value of any particular security held by the Fund may have a greater impact on the Fund's value than if it invested in a larger number of issuers. As a result, the value of Fund Shares may be more volatile than the shares of more diversified funds.
Concentration Risk.
The Fund may be susceptible to an increased risk of loss to the extent that the Fund's investments are concentrated in the securities or other assets of one or more issuers, markets, industry or group of industries, or asset classes. In such circumstances, adverse events affecting an issuer, market, industry or group of industries may have a greater impact on the Fund than if the Fund were more broadly exposed.
Index-Related Risk.
•

Index Calculation & Methodology Risk.
The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
•

Unaffiliated Index Provider Risk.
The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
•

Third-Party Data Risk.
The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Tracking Difference and Tracking Error Risk.
The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Passive Strategy Risk.
The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Authorized Participant and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the Index/portfolio experiences disruptions.
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Valuation Risk.
Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Operational and Cybersecurity Risk.
The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Derivatives Risk.
The Fund may use futures, options, and swap contracts to help track the Underlying Index. Derivatives may be more volatile than direct investments in the underlying securities, may be difficult to value or close out at favorable times or prices, may involve leverage, and may expose the Fund to counterparty risk.
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
New Adviser Risk.
The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.
Investment in Other Investment Companies Risk.
The Fund may invest in shares of other investment companies, including ETFs advised by the Adviser or its affiliates. As a shareholder in another investment company, the Fund would bear its proportionate share of that company's fees and expenses, including advisory fees, in addition to the Fund's own fees and expenses. Investments in affiliated funds may create potential conflicts of interest for the Adviser.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not included. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index. Past performance (before and after taxes) does not guarantee future results. Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.
Management
Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, a Portfolio Manager for the Adviser, who has served as a portfolio manager of the Fund since its inception.
Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.
Tax Information
Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation
If you purchase Shares through a financial intermediary (e.g., a broker-dealer or bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

FUND SUMMARY - Corgi 0-5 Year High Yield Corporate Bond ETF
Investment Objective
The Corgi 0-5 Year High Yield Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares").
You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.15%

(1)
Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as a men
ded (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$15	$48

Portfolio Turnover
When the Fund buys and sells securities and derivatives, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.
Principal Investment Strategies
The Fund seeks to track the investment results of the FTSE US High-Yield Market 0-5 Years 2% Capped Index (the "Underlying Index"), which is designed to reflect the performance of U.S. dollar-denominated high yield (as determined by FTSE Fixed Income LLC (the "Index Provider")) corporate debt of U.S. and non-U.S. issuers. High yield bonds are also known as "junk bonds" and are rated below investment-grade. The Underlying Index consists of U.S. dollar-denominated high yield corporate bonds with a minimum outstanding face value of $250 million, maturing between zero and five years, that are fixed-rate. The constituents of the Underlying Index are updated on the last calendar day of each month. As of February 28, 2026, the Underlying Index included approximately 1,199 securities. The Underlying Index uses a market-value weighted methodology with a cap on each issuer of 2%. As of February 28, 2026, a significant portion of the Underlying Index is represented by securities of issuers in the services and manufacturing industries. The issuers in the Underlying Index are principally located in the United States. The components of the Underlying Index are likely to change over time.
Corgi Strategies, LLC uses an indexing approach to seek to achieve the Fund's investment objective. The Fund does not seek to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may limit the Fund's ability to substantially outperform the Underlying Index, but may reduce certain risks of active management (such as poor security selection). Indexing also seeks to help keep costs and portfolio turnover lower than those of actively managed investment companies, which may improve after-tax performance.
Corgi Strategies, LLC uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" involves investing in a sample of securities that, in the aggregate, is expected to have an investment profile similar to that of the Underlying Index. The selected securities are expected to have, in the aggregate, investment characteristics (such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., price sensitivity to changes in interest rates), maturity or credit ratings and yield), and liquidity measures similar to those of the Underlying Index. Depending on the Fund's net asset size relative to the number of Index constituents, the liquidity or prices of Index securities, and transaction costs, the Fund may hold substantially all Index constituents in approximately the same proportions as the Index or may hold a representative sample of Index securities.
The Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that Corgi Strategies, LLC believes will help the Fund track the Underlying Index. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that Corgi Strategies, LLC believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which Corgi Strategies, LLC believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. The Fund may also invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser), for cash management purposes.
The Fund does not currently intend to engage in securities lending as a principal investment strategy. If approved by the Board in the future, securities lending would be conducted as described in the Statement of Additional Information.
The Underlying Index is sponsored by FTSE Fixed Income LLC, which is independent of the Fund and Corgi Strategies, LLC. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of the date of this Prospectus, a significant portion of the Underlying Index is comprised of securities of issuers in the services and manufacturing industries, and the Fund therefore expects to have significant exposure to those industries. The specific industries in which the Fund concentrates may change from time to time as the composition of the Underlying Index changes. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Fund may invest a relatively high percentage of its assets in a limited number of issuers.
The Fund may also invest in cash and cash equivalents, money market instruments, and shares of other investment companies, including ETFs advised by the Adviser or its affiliates, to facilitate cash management, reduce transaction costs, mitigate risk, or when such instruments are favorably priced. The Fund's shareholders would indirectly bear the fees and expenses of any acquired fund in addition to the Fund's own fees and expenses.
Principal Risks of Investing in the Fund
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Market Risk.
The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or similar events) could materially affect the Fund and its investments, and could result in increased premiums or discounts to NAV.
High Yield Securities Risk.
Securities rated below investment grade (commonly referred to as "junk bonds"), or unrated securities of similar credit quality, are generally considered speculative and may involve greater levels of risk than higher-rated securities of similar maturity. Such securities may be more likely to default, and their values may be more volatile and more sensitive to adverse economic and issuer-specific developments.
Credit Risk.
The Fund is exposed to the risk that an issuer, guarantor, or other obligated party will be unable or unwilling to make scheduled principal or interest payments. Credit risk may be heightened during periods of economic stress or deteriorating market conditions, and changes in the actual or perceived creditworthiness of an issuer may reduce the value and liquidity of its securities.
Interest Rate Risk.
The value of the Fund's fixed income investments generally will fall when interest rates rise. Changes in interest rates may also affect the liquidity and volatility of fixed income markets. Interest rate changes can be sudden and unpredictable and may result in heightened volatility and lower liquidity for certain instruments, which may adversely affect the Fund's performance.
Call Risk.
During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity. In that event, the Fund may have to reinvest the proceeds in securities with lower yields (which may reduce the Fund's income) or in securities with greater risks or other less favorable features.
Income Risk.
The Fund's income may decrease due to declining interest rates or other factors. This decline in income can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Index are substituted, or the Fund otherwise needs to purchase additional bonds.
Liquidity Risk.
Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value, and illiquidity in the underlying market can contribute to Shares trading at a premium or discount to NAV.
Concentration Risk.
The Fund may be susceptible to an increased risk of loss to the extent that the Fund's investments are concentrated in the securities or other assets of one or more issuers, markets, industry or group of industries, or asset classes. In such circumstances, adverse events affecting an issuer, market, industry or group of industries may have a greater impact on the Fund than if the Fund were more broadly exposed.
Industrial Companies Risk.
Industrial companies can be affected by supply and demand for their specific products or services and for industrial company products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities may also affect the performance of these companies.
Foreign Issuer Risk.
The Fund may invest in securities of non-U.S. issuers. Investments in non-U.S. issuers may involve additional risks, including political, social, or economic instability; differing regulatory and accounting standards; and less public information about issuers, any of which may adversely affect the value and liquidity of such securities. Because the Fund's holdings are generally U.S. dollar-denominated, the Fund is expected to have limited direct currency risk, but foreign issuer-related risks may still be significant. Where the Fund's underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund's shares and the underlying value of those shares.
Authorized Participant and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. Only APs may engage in creation or redemption transactions directly with the Fund, and no AP is obligated to do so. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Market Trading Risk.
The Fund faces numerous market trading risks, including the potential lack of an active market for Shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Shares. These factors may lead to Shares trading at a premium or discount to NAV (or to the intraday value of the Fund's portfolio holdings).
Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the creation/redemption process is disrupted. If you buy Shares at a time when the market price is at a premium to NAV or sell Shares at a time when the market price is at a discount to NAV, you may pay more or receive less than the underlying value of the Shares.
Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.
Non-Diversification Risk.
The Fund is classified as "non-diversified," meaning it may hold fewer portfolio securities than many other funds. When the Fund invests in a relatively small number of issuers, a decline in the market value of any particular security held by the Fund may have a greater impact on the Fund's value than if it invested in a larger number of issuers. As a result, the value of Fund Shares may be more volatile than the shares of more diversified funds.
Index-Related Risk.
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Index Calculation & Methodology Risk.
The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
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Unaffiliated Index Provider Risk.
The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, failures, or delays by the Index Provider may adversely affect the Index and, in turn, the Fund, including where unusual market conditions or unforeseen circumstances cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.
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Third-Party Data Risk.
The Index relies on third-party data (e.g., prices, classifications, and corporate actions) and may be calculated by an unaffiliated calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Tracking Difference and Tracking Error Risk.
The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, fair-value pricing, and other factors that contribute to tracking difference and tracking error. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions, and may be higher for funds tracking indices with a high yield focus.
Passive Strategy Risk.
The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. The Fund will not fully replicate the Index and may hold securities or other assets not included in the Index, and there is no guarantee that the Fund's investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.
Valuation Risk.
Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations, including fair-value methodologies, particularly for securities that trade in low volume or volatile markets. The price the Fund could receive upon the sale of an investment may differ from the Fund's valuation of that investment and may also differ from the value used by the Index, which could contribute to premiums/discounts and tracking error.
Operational and Cybersecurity Risk.
The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties, the Index Provider, data vendors, and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Derivatives Risk.
The Fund may use futures, options, and swap contracts to help track the Underlying Index. Derivatives may be more volatile than direct investments in the underlying securities, may be difficult to value or close out at favorable times or prices, may involve leverage, and may expose the Fund to counterparty risk.
New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
New Adviser Risk.
The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Limited Shareholder Rights Risk.
The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.
Investment in Other Investment Companies Risk.
The Fund may invest in shares of other investment companies, including ETFs advised by the Adviser or its affiliates. As a shareholder in another investment company, the Fund would bear its proportionate share of that company's fees and expenses, including advisory fees, in addition to the Fund's own fees and expenses. Investments in affiliated funds may create potential conflicts of interest for the Adviser.
Performance
Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not included. After the Fund has a full calendar year of results, this section will present a calendar-year bar chart and a table showing average annual total returns, which will help illustrate return variability over time and will compare the Fund's results with those of the Index and a broad-based securities market index. Past performance (before and after taxes) does not guarantee future results. Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.
Management
Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.
Portfolio Manager: The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, a Portfolio Manager for the Adviser, who has served as a portfolio manager of the Fund since its inception.
Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.
Tax Information
Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.
Financial Intermediary Compensation
If you purchase Shares through a financial intermediary (e.g., a broker-dealer or bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objective
Corgi 0-3 Month T-Bill ETF
The Corgi 0-3 Month T-Bill ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correlate generally to the price and yield performance of an index that tracks the 0-3 month sector of the United States Treasury Bill market.
An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.
Corgi 3-12 Month T-Bill ETF
The Corgi 3-12 Month T-Bill ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correlate generally to the price and yield performance of an index that tracks the 3-12 month sector of the United States Treasury Bill market.
An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.
Corgi 1-3 Year Treasury Bond ETF
The Corgi 1-3 Year Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correlate generally to the price and yield performance of an index that tracks the 1-3 year sector of the United States Treasury securities market.
An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.
Corgi 3-7 Year Treasury Bond ETF
The Corgi 3-7 Year Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, correlate generally to the price and yield performance of an index that tracks the 3-7 year sector of the United States Treasury securities market.
An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.
Corgi 1-5 Year Investment Grade Corporate Bond ETF
The
Corgi 1-5 Year Investment Grade Corporate Bond ETF
(the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities between one and five years.
An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.
Corgi 0-5 Year High Yield Corporate Bond ETF
The
Corgi 0-5 Year High Yield Corporate Bond ETF
(the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years.
An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.
Corgi 0-3 Month T-Bill ETF
Corgi 3-12 Month T-Bill ETF
Corgi 1-3 Year Treasury Bond ETF
Corgi 3-7 Year Treasury Bond ETF
Corgi 1-5 Year Investment Grade Corporate Bond ETF
Corgi 0-5 Year High Yield Corporate Bond ETF
(each a "Fund", collectively the "Funds")
Principal Investment Strategies
All Funds
Each Fund is an exchange-traded fund ("ETF") that seeks to provide investment results that, before fees and expenses, correlate generally to the price and yield performance of its respective index (for each Fund, its "Index"). The Funds are passively managed and generally seek to track their Indexes rather than outperform them. The Funds do not generally take defensive positions in response to market conditions.
Index-tracking approach; representative sampling.
In seeking to track its Index, each Fund generally uses a representative sampling strategy, meaning the Fund invests in a sample of securities that, in the aggregate, is expected to have investment characteristics similar to those of its Index. As a result, a Fund is not required to purchase each security included in its Index and may hold a subset of Index constituents. Depending on a Fund's net asset size relative to the number of Index constituents, the liquidity or prices of Index securities, transaction costs, market conditions, and other considerations, a Fund may hold substantially all Index constituents in approximately the same proportions as the Index or may hold a representative sample of Index securities.
In constructing and maintaining the portfolio, the Adviser generally considers characteristics intended to align a Fund with its Index, including (as applicable): maturity/term structure, yield and coupon profile, duration and interest-rate sensitivity, sector and issuer exposure, credit quality, credit spread exposure, issue size, and liquidity.
Index changes; rebalancing; turnover.
Each Index is updated monthly (as described under "Fund-Specific Strategies" below). In connection with scheduled Index updates and other Index changes (including additions, deletions, and reweightings), each Fund generally expects to rebalance its portfolio as needed to seek to maintain alignment with its Index. Portfolio turnover may occur as a result of Index changes, cash flows, and the ETF creation/redemption process.
80% investment policies.
Under normal market conditions, each Fund will invest at least 80% of the value of its assets (as defined for purposes of Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) in: (i) the securities that comprise its Index (the "Index Securities") and/or (ii) investments that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the Index Securities (together with Index Securities, "Index-Related Investments"). The Funds will provide shareholders with at least 60 days' prior notice of any change to a Fund's 80% investment policy.
Cash management; other investments.
For liquidity and operational purposes (including to facilitate the ETF creation and redemption process, meet expenses, and manage settlement timing), each Fund may hold cash and cash equivalents and may invest a portion of its assets in money market instruments, repurchase agreements, and money market funds (including money market funds advised by the Adviser), consistent with the Fund's investment objective and 80% investment policy. Each Fund may also invest in shares of other exchange-traded funds ("ETFs"), including ETFs advised by the Adviser or its affiliates, for cash management, cash equitization, to facilitate portfolio transitions, or to obtain temporary market exposure. In determining whether to invest in an underlying fund, the Adviser considers factors including the fund's expense ratio, liquidity, tracking characteristics, and whether it provides exposure substantially similar to the Fund's Index or a segment thereof.
Temporary departures.
In unusual circumstances (for example, market disruptions, trading halts, unusually large cash inflows or redemptions, or when it is not practicable to purchase Index Securities), a Fund may temporarily hold a larger-than-typical portion of its assets in cash and cash equivalents or similar instruments. During such periods, a Fund may track its Index less closely.
Index Providers.
Each Index is sponsored, owned, and/or maintained by the applicable unaffiliated index provider (the "Index Provider") and may be calculated by an unaffiliated calculation agent (the "Index Calculator"). The Funds are not sponsored, endorsed, sold, or promoted by any Index Provider or Index Calculator.
None of the Index Providers or Index Calculators makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in the Funds generally or the ability of any Index to track the performance of the relevant market, segment, or securities. None of the Index Providers or Index Calculators has any obligation to take the needs of the Funds, the Adviser, or shareholders into consideration in determining, composing, or calculating any Index.
None of the Index Providers or Index Calculators is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of Shares to be issued or redeemed, or in the determination or calculation of the equation by which Shares are converted into cash, Creation Units, or other consideration, as applicable.
None of the Index Providers or Index Calculators shall have any liability for any errors, omissions, or interruptions in any Index or the data included therein, and none of the Index Providers or Index Calculators makes any warranty, express or implied, as to results to be obtained by the Funds, shareholders, or any other person or entity from the use of any Index or any data included therein. To the maximum extent permitted by law, each Index Provider and Index Calculator expressly disclaims all warranties of merchantability and fitness for a particular purpose with respect to any Index and any data included therein, and shall not be liable for any special, indirect, punitive, or consequential damages (including lost profits), even if notified of the possibility of such damages.
All trademarks, service marks, and index names are the property of their respective owners.
Fund-specific strategies and Index exposures
Corgi 0-3 Month T-Bill ETF
The Fund seeks to track an Index designed to measure the performance of publicly issued obligations of the U.S. Treasury with remaining maturities of greater than or equal to 0 months and less than 3 months ("U.S. Treasury Obligations"). The Index generally consists of U.S. dollar-denominated, fixed-rate U.S. Treasury bills within the specified maturity range. The Index is generally updated monthly.
Corgi 3-12 Month T-Bill ETF
The Fund seeks to track an Index designed to measure the performance of U.S. Treasury Obligations with remaining maturities of greater than or equal to 3 months and less than 12 months. The Index generally consists of U.S. dollar-denominated, fixed-rate U.S. Treasury bills within the specified maturity range. The Index is generally updated monthly.
Corgi 1-3 Year Treasury Bond ETF
The Fund seeks to track an Index designed to measure the performance of U.S. Treasury Obligations with remaining maturities of greater than or equal to 1 year and less than 3 years. The Index generally consists of U.S. dollar-denominated, fixed-rate U.S. Treasury notes and bonds within the specified maturity range. The Index is generally updated monthly.
Corgi 3-7 Year Treasury Bond ETF
The Fund seeks to track an Index designed to measure the performance of U.S. Treasury Obligations with remaining maturities of greater than or equal to 3 years and less than 7 years. The Index generally consists of U.S. dollar-denominated, fixed-rate U.S. Treasury notes and bonds within the specified maturity range. The Index is generally updated monthly.
Additional parameters applicable to the Corporate Bond Funds.
The following additional principal strategy parameters apply only to the Funds identified below (each, a "Corporate Bond Fund" and collectively, the "Corporate Bond Funds"), in addition to the "Common strategy for all Funds" above:
Additional allocation parameters.
Under normal circumstances, each Corporate Bond Fund will invest at least 90% of its assets in fixed income securities of the types included in its Index that the Adviser believes will help the Fund track the Index ("Index-Type Fixed Income Securities"). Each Corporate Bond Fund will invest no more than 10% of its assets in (a) futures, options, and swap contracts (together, "Derivatives") that the Adviser believes will help the Fund track the Index and (b) fixed income securities other than Index-Type Fixed Income Securities that the Adviser believes will help the Fund track the Index. Cash and cash equivalents associated with a Derivatives position will be treated as part of that position for purposes of calculating the applicable percentage limitations.
Industry concentration.
Each Corporate Bond Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. As of the date of this Prospectus, the Corgi 1-5 Year Investment Grade Corporate Bond ETF expects to concentrate in the financials industry or group of industries, and the Corgi 0-5 Year High Yield Corporate Bond ETF expects to have significant exposure to the services and manufacturing industries, in each case reflecting the composition of the applicable Underlying Index. The specific industries in which a Fund concentrates may change over time as the composition of its Underlying Index changes.
Securities lending.
The Fund does not currently intend to engage in securities lending as a principal investment strategy. If approved by the Board in the future, the Fund may lend portfolio securities as described in the Statement of Additional Information.
Corgi 1-5 Year Investment Grade Corporate Bond ETF
This Fund (a Corporate Bond Fund) seeks to track an Index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities generally between one and five years ("Investment Grade Corporate Bonds"), subject to the Index's eligibility and liquidity criteria. The Index is updated monthly.
Corgi 0-5 Year High Yield Corporate Bond ETF
This Fund (a Corporate Bond Fund) seeks to track an Index composed of U.S. dollar-denominated, high yield corporate bonds of U.S. and non-U.S. issuers with remaining maturities generally of less than five years ("High Yield Corporate Bonds"). High yield bonds are also known as "junk bonds" and are rated below investment grade. The Index is updated monthly.
Principal Risks of Investing in the Fund
The principal risks of investing in the Funds are listed below. Each risk summarized below is regarded as a "principal risk" of investing in at least one Fund, regardless of the order in which it appears. Investing involves risk, including the possible loss of principal. Any of the risks described can adversely affect a Fund's NAV, market price, income, or total return. Some or all of these risks may adversely affect a Fund's NAV per share price, yield, total return, and/or a Fund's ability to achieve its objective.
Authorized Participant and Market Maker Dependence Risk
(All Funds). Each Fund relies on a limited number of authorized participants ("APs") and market makers to create and redeem shares and to help maintain secondary-market liquidity. If APs or market makers reduce or cease their activities in a Fund's shares, the Fund may experience reduced liquidity, wider bid-ask spreads, and increased premiums or discounts to NAV. In stressed markets, disruptions to the creation/redemption mechanism may increase the likelihood of trading halts and could contribute to delisting risk.
Brokerage Commissions and Bid-Ask Spread Risk
(All Funds). Investors purchasing and selling shares in the secondary market typically pay brokerage commissions and bear the costs associated with the bid-ask spread. These costs may be significant for investors who transact frequently or in small amounts and can materially reduce investment results. Bid-ask spreads generally widen when trading volume is low, when volatility is elevated, or when fixed income markets are less liquid.
Call Risk
(Corgi 1-5 Year Investment Grade Corporate Bond ETF, Corgi 0-5 Year High Yield Corporate Bond ETF). Corporate bonds may be callable, meaning an issuer may repay principal before maturity, typically when interest rates decline. When bonds are called, the applicable Fund may have to reinvest proceeds at lower yields, which can reduce income and total return. Increased calling activity may also increase portfolio turnover and can contribute to tracking difference relative to an index.
Cash Management and Short-Term Investments Risk
(All Funds). Each Fund may hold cash and cash equivalents and may invest in money market instruments, repurchase agreements, and money market funds for liquidity and operational purposes. These investments are subject to, among other risks, interest rate risk, credit risk, and liquidity risk. Money market funds and similar instruments are not guaranteed, and certain funds may impose liquidity fees or redemption gates in stressed markets, which could affect a Fund's ability to meet cash needs efficiently.
Investment in Other Investment Companies Risk (All Funds).
Each Fund may invest in shares of other investment companies, including ETFs advised by the Adviser or its affiliates, for cash management, cash equitization, or to obtain temporary market exposure. As a shareholder in another investment company, a Fund bears its proportionate share of that fund's fees and expenses, including advisory fees, in addition to the Fund's own fees and expenses. As a result, a Fund's total expense ratio may be higher than if the Fund invested directly in the underlying securities. Investments in affiliated funds may create conflicts of interest because the advisory fees earned by the Adviser increase when affiliated fund assets grow. The Adviser will manage these conflicts through its fiduciary obligations to each Fund and Board oversight. Shares of ETFs may trade at a premium or discount to NAV, and a Fund's investment in such shares is subject to the ETF's own market, liquidity, and operational risks.
Cash Transaction Risk
(All Funds). Each Fund may effect creations and redemptions partly or wholly for cash rather than in kind. Cash transactions may cause a Fund to recognize capital gains or losses that it would not have recognized if the transactions were effected entirely in kind, which may reduce the Fund's tax efficiency compared with ETFs that transact only in kind. Cash creations and redemptions may also increase a Fund's brokerage and other transaction costs, which could reduce the Fund's NAV to the extent not offset by the transaction fees charged to Authorized Participants. To the extent a Fund transacts in cash, it may hold larger cash balances than if it transacted entirely in kind, which may cause increased tracking difference and tracking error relative to the Fund's Index.
Concentration Risk
(Corgi 1-5 Year Investment Grade Corporate Bond ETF, Corgi 0-5 Year High Yield Corporate Bond ETF). Each corporate bond Fund will concentrate its investments (i.e., hold 25% or more of total assets) in a particular industry or group of industries to approximately the same extent that its underlying index is concentrated. As a result, adverse developments affecting a concentrated industry or group of industries (including changes in credit conditions, regulation, commodity prices, or issuer fundamentals) may have a disproportionately negative effect on the applicable Fund's performance compared with a more diversified portfolio.
Industrial Companies Risk (Corgi 0-5 Year High Yield Corporate Bond ETF).
Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability and environmental damage claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The products of industrial companies may face obsolescence due to technological developments and new product introduction. Furthermore, changes in trade restrictions and tariffs as well as broader geopolitical developments could adversely affect industrial companies. These companies also may be significantly affected by domestic and international economic conditions, legislative and regulatory changes, and labor relations. Industrial companies may depend on public or private sector financing, which may become difficult to obtain due to government spending constraints or reduced availability of capital. Such companies may be unable to protect their intellectual property rights or may be liable for infringing the intellectual property rights of others.
Corporate Bond Risk
(Corgi 1-5 Year Investment Grade Corporate Bond ETF, Corgi 0-5 Year High Yield Corporate Bond ETF). Corporate bonds are subject to risks associated with the issuing companies, including adverse changes in financial condition, leverage, business prospects, litigation, and regulatory developments. Corporate bond prices may be significantly affected by changes in credit spreads and may underperform U.S. Treasury securities during periods of heightened risk aversion or deteriorating credit conditions.
Credit Risk
(Corgi 1-5 Year Investment Grade Corporate Bond ETF, Corgi 0-5 Year High Yield Corporate Bond ETF). Credit risk is the risk that an issuer, guarantor, or other obligated party will be unable or unwilling to make scheduled principal or interest payments. Credit risk may increase during economic downturns or periods of market stress, and changes in the actual or perceived creditworthiness of an issuer can reduce a bond's value and liquidity. Downgrades may also increase volatility and reduce liquidity for affected holdings.
Debt Securities Risk
(All Funds). Debt securities may fluctuate in value due to changes in interest rates, market conditions, liquidity, and (for certain issuers) credit quality. Rising interest rates generally reduce the value of fixed-income securities, while declining interest rates can reduce a Fund's income over time as proceeds are reinvested at lower yields. Debt securities may also involve reinvestment risk (the risk that proceeds must be reinvested at lower yields) and, for certain instruments, prepayment risk and extension risk (the risk that principal is repaid sooner or more slowly than expected, which can affect a security's duration and price sensitivity). Debt markets can experience periods of reduced liquidity and higher volatility, which may increase trading costs, widen bid-ask spreads, and contribute to tracking difference. Returns from debt securities may lag returns from other investment alternatives, including equity securities.
Derivatives Risk
(Corgi 1-5 Year Investment Grade Corporate Bond ETF, Corgi 0-5 Year High Yield Corporate Bond ETF). Each corporate bond Fund may use futures, options, and swap contracts ("derivatives") primarily to help track its index. Derivatives may be more sensitive to market conditions than traditional securities and may be difficult to value or close out at favorable times or prices, particularly in stressed markets. Derivatives can involve leverage, meaning small market movements may result in outsized gains or losses, and they expose a Fund to counterparty risk (the risk that a counterparty fails to perform). Derivatives usage may increase volatility and may contribute to tracking difference and higher transaction costs.
Foreign Issuer Risk
(Corgi 1-5 Year Investment Grade Corporate Bond ETF, Corgi 0-5 Year High Yield Corporate Bond ETF). To the extent an applicable Fund invests in bonds of non-U.S. issuers (including U.S. dollar-denominated issues), it may be exposed to additional risks, including political, regulatory, social, and economic instability; differing disclosure, accounting, and legal standards; and less publicly available issuer information. These factors can adversely affect the value and liquidity of the Fund's investments. Although U.S. dollar-denominated securities may reduce direct currency exposure, foreign issuer-related risks may still be significant. Where a Fund's underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund's shares and the underlying value of those shares.
High Yield Securities Risk
(Corgi 0-5 Year High Yield Corporate Bond ETF). Securities rated below investment grade (commonly referred to as "high yield" or "junk" bonds), or unrated securities of similar credit quality, are generally considered speculative. They tend to have higher default risk, greater sensitivity to adverse issuer-specific and economic developments, and greater price volatility than investment-grade securities. High yield markets may also be less liquid, particularly during periods of market stress, which can increase trading costs and the likelihood of significant price declines.
Income Risk
(All Funds). A Fund's income may decline due to falling interest rates, changes in the yield environment, or other market factors. As holdings mature, are sold, or (for corporate bonds) are called or otherwise repaid, a Fund may reinvest proceeds at lower yields, reducing distributable income. Income can also be affected by changes in portfolio composition, transaction costs, and the timing of cash flows.
Index-Related Risk
(All Funds). Each Fund seeks to track the performance of an index (each, an "Index"), and therefore is subject to risks associated with index construction, maintenance, and use, including index calculation and methodology risk (including errors, delays, or misapplication of index rules), unaffiliated index provider risk (including changes in methodology, interpretation of rules, or determinations regarding constituent eligibility and corporate actions), and third-party data risk (including incorrect or delayed prices, classifications, corporate actions, or other inputs used to calculate the Index). Indexes may also rely on unaffiliated calculation agents and multiple data vendors; if required data licenses are unavailable or revoked, or if fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice. In addition, unusual market conditions or unforeseen circumstances may cause an Index Provider to postpone a scheduled rebalance or reconstitution, which could cause the Index to vary from its normal or expected composition. These risks may increase transaction costs and/or cause the Fund to deviate from its intended exposures.
Inflation Risk
(All Funds). Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally reduce the value of fixed-income securities and could adversely affect a Fund's returns. Inflation can also contribute to increased market volatility and reduced liquidity in fixed income markets.
Interest Rate Risk
(All Funds). The value of a Fund's fixed income investments generally will fall when interest rates rise. Interest rate changes may also increase fixed income market volatility and reduce liquidity. Interest rate risk is generally greater for longer-duration securities; accordingly, the Treasury Funds with longer maturity exposure (particularly the Corgi 3-7 Year Treasury Bond ETF) may be more sensitive to rate increases than the short-term T-Bill Funds.
Investment Grade Securities Risk
(Corgi 1-5 Year Investment Grade Corporate Bond ETF). Investment-grade bonds are generally considered to present lower credit risk than below-investment-grade bonds, but they remain subject to credit risk, downgrade risk, and liquidity risk. Bonds rated at the lower end of investment grade may be more sensitive to changes in economic conditions and more likely to be downgraded to below investment grade ("fallen angels"), which can increase volatility and reduce liquidity.
Liquidity Risk
(All Funds). Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value. Liquidity deterioration in a Fund's underlying markets may also contribute to the Fund's shares trading at larger premiums or discounts to NAV.
Low Short-Term Interest Rates Risk
(Corgi 0-3 Month T-Bill ETF, Corgi 3-12 Month T-Bill ETF). When short-term interest rates are low, the applicable Fund's yield may be very low and could be negative after fees and expenses. In such environments, the Fund may generate insufficient income to cover expenses and may have difficulty maintaining distributions at expected levels. Low short-term rates may also make it more difficult to manage cash flows and rebalance efficiently, which could increase tracking difference.
Market Risk
(All Funds). Market risk is the risk that markets will decline or become volatile due to economic conditions, interest rate changes, inflation expectations, liquidity conditions, changes in the actual or perceived creditworthiness of issuers, or other factors. Recessions, the prospect or occurrence of a sovereign default or other financial crisis, geopolitical events, public health events, natural disasters, or other shocks may disrupt markets and negatively affect security prices and liquidity. These conditions can reduce a Fund's NAV and market price and may increase premiums/discounts.
Market Trading Risk
(Corgi 0-5 Year High Yield Corporate Bond ETF). Shares are listed for trading on an exchange and may trade at prices that differ from NAV. There can be no assurance that an active trading market for shares will develop or be maintained. Exchange trading may be halted due to market conditions or other reasons, and a Fund's shares could be delisted under certain circumstances, which may impair an investor's ability to sell shares.
New Adviser Risk
(All Funds). The Adviser is newly registered and has limited experience managing a registered investment company. As a result, there is no long-term track record against which investors can evaluate the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's objective.
New Fund Risk
(All Funds). Each Fund is newly organized and has limited or no operating history. It may take time for a Fund to attract assets, develop secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums/discounts, and higher tracking difference than more seasoned funds.
Non-Diversification Risk
(Corporate Bond Funds). Each Corporate Bond Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a non-diversified fund, a Corporate Bond Fund may invest a relatively high percentage of assets in a limited number of issuers, and a decline in the value of any such issuer's securities may have a greater impact on the Fund's value than if such Fund held a larger number of issuers.
Operational and Cybersecurity Risk
(All Funds). Each Fund and its service providers rely on complex processes and technology, including for trading, valuation, index data, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at third-party providers (including the Index Provider, pricing services, custodians, and intermediaries) could impair operations, cause financial loss, delay NAV calculation, or hinder a Fund's ability to achieve its objective.
Passive Strategy Risk
(All Funds). Each Fund seeks to track its Index and generally does not take defensive positions in response to market conditions. As a result, a Fund's performance may be negatively affected by declines in its Index, and the Fund generally will not attempt to mitigate such declines. A passive approach may also limit a Fund's ability to adjust holdings when an Index is concentrated or when market conditions impair liquidity.
Portfolio Turnover Risk
(All Funds). A Fund may buy and sell securities when its Index is rebalanced or reconstituted, when cash flows occur, and as a result of the ETF creation/redemption process. Higher turnover can increase transaction costs and may reduce returns. In taxable accounts, increased turnover may also contribute to higher levels of taxable distributions.
Premium/Discount to NAV Risk
(All Funds). Shares trade on an exchange at market prices that may be above (premium) or below (discount) NAV. Premiums/discounts may be more pronounced when market volatility is elevated, when trading volume is limited, when fixed income markets are less liquid, or when the creation/redemption process is disrupted. Investors may pay more than NAV when purchasing shares or receive less than NAV when selling shares.
Tracking Difference and Tracking Error Risk
(All Funds). A Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, sampling, timing differences, cash holdings, valuation differences (including fair-value pricing), the ETF creation/redemption process, and corporate actions and tax considerations. Tracking difference and tracking error may be higher during volatile markets, when fixed income liquidity is reduced, when the Index or portfolio experiences disruptions, or when Index changes are difficult or costly to implement. There is no guarantee that a Fund will achieve a high degree of correlation to its Index.
U.S. Treasury Obligations Risk
(Corgi 0-3 Month T-Bill ETF, Corgi 3-12 Month T-Bill ETF, Corgi 1-3 Year Treasury Bond ETF, Corgi 3-7 Year Treasury Bond ETF). U.S. Treasury obligations differ from other fixed income securities with respect to interest rates, maturities, issuance timing, and other characteristics. Although U.S. Treasury obligations are generally considered to have low credit risk, they remain subject to market risk and interest rate risk. Changes in the U.S. government's financial condition, credit rating, or market perceptions of U.S. sovereign risk may cause the value of U.S. Treasury obligations to decline.
Valuation Risk
(All Funds). Certain portfolio holdings may be valued using evaluated prices, pricing models, dealer quotations, or fair-value methodologies, particularly when market quotations are not readily available or are deemed unreliable. The value assigned to a holding may differ from the value that would result if another method were used or from the price realized upon sale. Valuation differences can contribute to NAV volatility, premiums/discounts, and tracking difference.
Limited Shareholder Rights Risk (All Funds).
The Trust is organized as a Delaware statutory trust and is governed by its Agreement and Declaration of Trust, which limits certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). The governing documents also impose procedures on certain shareholder lawsuits, require certain claims (other than federal securities law claims) to be brought in Delaware courts, include a waiver of the right to a jury trial for certain claims (other than federal securities law claims), and limit the liability of, and provide indemnification for, Trustees and officers, subject to applicable law. These provisions may make it harder or more costly for shareholders to bring claims or influence Trust or Fund governance.
PORTFOLIO HOLDINGS INFORMATION
The Fund's complete portfolio holdings will be made available on the Fund's website at www.corgifunds.com on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Fund's policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").
MANAGEMENT
Investment Adviser
Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to the Funds. The Adviser was founded in July 2025.
The Adviser is responsible for overall portfolio management and administration of the
Funds
pursuant to an investment advisory agreement with Corgi ETF Trust I (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for the
Funds'
operations.
For its services to the Funds, each Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, at an annual rate (as set forth in the applicable Fund Summary) of the Fund's average daily net assets, as set forth in the applicable Prospectus. Under the Advisory Agreement, the Adviser pays substantially all of each Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends or interest and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").
Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.
Advisory Agreement
A discussion of the basis for the Board's approval of the Advisory Agreement will appear in the Fund's Annual Report to shareholders for the period ended December 31, 2026, on Form N-CSR.
Portfolio Manager
The individual primarily responsible for the day-to-day management of the Fund is Anthony Aukett, a Portfolio Manager for the Adviser, who has served as a portfolio manager of the Fund since its inception.
Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.
HOW TO BUY AND SELL SHARES
The Fund issues and redeems Shares only in large blocks called "Creation Units," at the Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with the Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.
Most investors buy and sell Shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.
Book Entry
Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.
Frequent Purchases and Redemptions of Shares
The Fund does not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover the Fund's costs. The Fund and the Adviser reserve the right to reject any purchase order at any time.
Determination of Net Asset Value
The Fund's NAV is calculated as of the close of regular trading on Cboe BZX Exchange, Inc. (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.
In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures.
Fair Value Pricing
The Board has designated the Adviser as the Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.
Investments by Other Registered Investment Companies in the Fund
Investments by registered investment companies in the Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions
, which may include entering into a fund-of-funds investment agreement with the Fund.
Delivery of Shareholder Documents - "Householding"
Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
Dividends and Distributions
The Fund intends to pay dividends and interest income, if any, monthly, and to distribute any net realized capital gains to shareholders at least annually. The Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.
Taxes
The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in the Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.
The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If the Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.
Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when the Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.
This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.
Taxes on Distributions
For federal income tax purposes, distributions of the Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.
Distributions the Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.
Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the Fund.
In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.
In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).
You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.
If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, the Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.
The Foreign Account Tax Compliance Act ("FATCA") may require the Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.
The Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.
Taxes When Shares are Sold on the Exchange
Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.
Taxes on Purchases and Redemptions of Creation Units
An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.
Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.
The Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.
The foregoing discussion summarizes some possible consequences under current federal tax law of investing in the Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.
DISTRIBUTION
Paralel Distributors LLC (the "Distributor"), the Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is 1700 Broadway, Suite 2100, Denver, Colorado 80290.
The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.
The Fund does not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.
PREMIUM/DISCOUNT INFORMATION
When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at www.corgifunds.com.
ADDITIONAL NOTICES
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.
Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.
The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically.
FINANCIAL HIGHLIGHTS
This section ordinarily presents Financial Highlights to help you understand the Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.
Adviser
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104
Distributor
Paralel Distributors LLC
1700 Broadway, Suite 2100
Denver, CO 80290
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
Administrator, Fund Accountant, and Transfer Agent
U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services)
777 E. Wisconsin Ave.
Milwaukee, WI 53202
Attn: GFS Contracts
Custodian
U.S. Bank National Association
Lunken Operations Center
CN-OH-L2GL
5065 Wooster Rd
Cincinnati, OH 45226
Investors may find more information about the Fund in the following documents:

Statement of Additional Information:
 The Fund’s SAI includes further details about the Fund’s investments and other information. A current SAI dated May 29, 2026, as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports:
 Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund’s annual and semi-annual financial statements.
You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting:

Corgi ETF Trust I, c/o 425 Bush St, Suite 500, San Francisco, CA 94104 or by calling (855) 552-6744. You may also visit www.corgifunds.com.

Shareholder reports and other information about the Fund are also available on the EDGAR database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

•	Free of charge from the Fund’s Internet website at corgifunds.com; or

•	For a fee, by e-mail request to publicinfo@sec.gov.

(1933 Act Registration File No. 333-289838)
(1940 Act Investment Company File No. 811-24117)

Fund Name	Ticker	Principal U.S. Listing Exchange
Corgi 0-3 Month T-Bill ETF	CGOV	Cboe BZX Exchange, Inc.
Corgi 3-12 Month T-Bill ETF	CBIL	Cboe BZX Exchange, Inc.
Corgi 1-3 Year Treasury Bond ETF	CUST	Cboe BZX Exchange, Inc.
Corgi 3-7 Year Treasury Bond ETF	CIEI	Cboe BZX Exchange, Inc.
Corgi 1-5 Year Investment Grade Corporate Bond ETF	CIVG	Cboe BZX Exchange, Inc.
Corgi 0-5 Year High Yield Corporate Bond ETF	CHYG	Cboe BZX Exchange, Inc.
STATEMENT OF ADDITIONAL INFORMATION
May 29, 2026
This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectuses for each series of Corgi ETF Trust I identified therein (each, a "Fund" and collectively, the "Funds") (the "Trust"), dated May 29, 2026, as they may be supplemented from time to time (each, a "Prospectus"). Unless noted otherwise, capitalized terms used in this SAI have the same meanings as in the applicable Prospectus. A copy of a Prospectus may be obtained without charge by email to contact@corgifunds.com, visiting www.corgifunds.com, or writing to the applicable Fund, c/o 425 Bush St, Suite 500, San Francisco, CA 94104.
The Funds' audited financial statements for the most recent fiscal year, when available, will be incorporated into this SAI by reference to the Funds' most recent annual report on Form N-CSR. You can obtain a copy of the annual report free of charge by contacting the applicable Fund at the mailing address or email listed above.
TABLE OF CONTENTS
General Information about the Trust
Additional Information about Investment Objectives, Policies, and Related Risks
Description of Permitted Investments
Investment Restrictions
Exchange Listing and Trading
Management of the Trust
Principal Shareholders, Control Persons and Management Ownership
Codes of Ethics
Proxy Voting Policies
Investment Adviser
Portfolio Manager
The Distributor
Administrator
Transfer Agent and ETF Order Management
Custodian
Independent Registered Public Accounting Firm
Portfolio Holdings Disclosure Policies and Procedures
Description of Shares
Limitation of Trustees' Liability
Brokerage Transactions
Portfolio Turnover Rate
Book Entry Only System
Purchase and Redemption of Shares in Creation Units
Determination of NAV
Dividends and Distributions
Federal Income Taxes
Financial Statements
GENERAL INFORMATION ABOUT THE TRUST
The Trust is an open-end management investment company. This SAI relates solely to the series of the Trust identified in the Prospectus (each, a "Fund" and collectively, the "Funds"). The Trust is a Delaware statutory trust formed on July 15, 2025. The Trust is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (together with the rules and regulations thereunder, the "1940 Act"), as an open-end management investment company, and the offering of shares of beneficial interest ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust is governed by its Board of Trustees (the "Board"). Each Fund seeks to track the performance, before fees and expenses, of its respective underlying index (each, an "Index"). Corgi Strategies, LLC (the "Adviser") will serve as investment adviser to each Fund.
Each Fund offers and issues Shares at their net asset value ("NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit"). Each Fund generally issues and redeems Creation Units in exchange for a basket of securities ("Deposit Securities") together with a specified cash payment (the "Cash Component"). The Trust may permit or require the substitution of a cash amount ("Deposit Cash") in lieu of some or all Deposit Securities. Shares are expected to be listed on Cboe BZX Exchange, Inc. (the "Exchange") and trade on the Exchange at market prices, which may differ from NAV. Shares are redeemable only in Creation Unit aggregations and, in general, in exchange for portfolio securities and a specified cash payment, or instead, entirely for cash. As a practical matter, generally only institutions or large investors, known as "Authorized Participants" or "APs," purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.
Shares may be issued in advance of receipt of some or all Deposit Securities, subject to conditions set forth in the participant agreement among the AP, the distributor, and the transfer agent (the "Participant Agreement"), including a requirement to maintain with the Trust cash at least equal to a specified percentage of the value of any missing Deposit Securities. The Trust may impose a transaction fee on each creation or redemption. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. As with other publicly traded securities, brokers' commissions on secondary-market transactions are negotiated with your broker at customary rates.
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS
The Funds' investment objectives and principal investment strategies are described in the applicable Prospectus under "Investment Objective" and "Principal Investment Strategies," respectively. The information below supplements, and should be read together with, the applicable Prospectus. For a description of certain permitted investments, see "Description of Permitted Investments" in this SAI.
With respect to the Funds' investments, unless otherwise noted, if a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease due to market movements or redemptions will not, by itself, result in a violation of that limitation.
Non-Diversification
Each Corporate Bond Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a non-diversified fund, a Corporate Bond Fund is not limited by the 1940 Act with respect to the percentage of its assets that may be invested in the securities of a single issuer. A Corporate Bond Fund therefore may invest a larger portion of its assets in the securities of a single issuer or a smaller number of issuers than a diversified fund. Those issuers may represent a greater portion of such Fund's portfolio, which can adversely affect performance or subject Shares to greater price volatility than shares of more diversified investment companies.
As each Corporate Bond Fund is "non-diversified" under the 1940 Act, to qualify as a regulated investment company ("RIC") for federal income tax purposes, the Corporate Bond Fund must satisfy the diversification tests under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, with respect to at least 50% of a Corporate Bond Fund's total assets, the Corporate Bond Fund will not invest more than 5% of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer.
As each Corporate Bond Fund is non-diversified for purposes of the 1940 Act, each Corporate Bond Fund intends to maintain the diversification required under the Code and otherwise operate so as to qualify as a RIC for federal income tax purposes, thereby generally avoiding fund-level federal income tax on income and gains distributed to shareholders. Compliance with the Code's diversification and other requirements may limit investment flexibility and could make it less likely that a Corporate Bond Fund will meet its investment objective. See "Federal Income Taxes" in this SAI for further discussion.
General Risks
The value of a Fund's portfolio securities may fluctuate with changes in an issuer's or counterparty's financial condition, with issuer-specific or industry-specific developments, and with broader economic or political conditions. An investor in a Fund could lose money over short or long periods.
There is no assurance that a liquid market will exist for all securities held by a Fund. Market liquidity may depend on whether dealers are willing to make markets in particular securities. There can be no assurance that a market will be made or maintained, or that any such market will remain liquid. The price at which securities may be sold, and the value of Shares, can be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.
Financial markets, domestic and foreign, have at times experienced unusually high volatility. Continuing events and market turbulence may adversely affect a Fund's performance.
Cybersecurity Risk.
Investment companies and their service providers face operational and information-security risks from cyber incidents. Cyber events include, among other things, data theft or corruption, denial-of-service attacks, unauthorized release of confidential information, and other breaches. Cyber incidents affecting a Fund or the Adviser, custodian, transfer agent, intermediaries, or other third-party service providers may, among other effects, disrupt the processing of shareholder transactions, impair a Fund's ability to calculate its NAV, cause the release of private shareholder or issuer information, impede trading, result in regulatory fines or financial losses, and damage reputation. A Fund may also incur additional costs for cybersecurity risk management. Similar risks affect issuers in which a Fund invests and could have material adverse consequences for such issuers, potentially reducing the value of a Fund's investments.
Index Tracking Risks.
A Fund's return may not match the return of its Index for many reasons. For example, a Fund bears operating expenses (including taxes) not applicable to its Index and incurs costs associated with buying and selling securities, particularly when rebalancing its holdings to reflect changes to its Index, or when raising cash to meet redemptions or deploying cash from inflows. Transaction costs, including brokerage, can reduce a Fund's NAV.
Market disruptions or regulatory restrictions may impair a Fund's ability to adjust exposures to the levels required to track its Index. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which can cause an Index to deviate from its typical composition. There is no assurance that the Index Provider or any of its agents will compile or calculate an Index accurately. Errors in the quality, accuracy, or completeness of data used to compile an Index may occur and may not be identified and corrected promptly, particularly for less widely used benchmarks. Gains, losses, or costs associated with Index or data errors are generally borne by a Fund and its shareholders. For example, during any period when an Index contains an incorrect constituent, the Fund would have exposure to that constituent and be underexposed to other Index constituents. Such errors may positively or negatively affect a Fund and its shareholders.
If an Index is rebalanced on an ad hoc basis and a Fund rebalances to increase correlation, any resulting transaction costs and interim market exposures are borne by a Fund and its shareholders. A Fund may not be fully invested at times due to cash flows, or because it maintains cash reserves to meet expenses or redemptions. In addition, a Fund may not invest in certain securities or other assets included in its Index, or may hold them in different proportions than in its Index. A Fund's performance may also deviate from its Index due to exchange listing standards, a lack of liquidity in markets where Index securities trade, tax considerations or other regulatory reasons (such as diversification requirements). Liquidity shortfalls may arise from market events, economic conditions, or investor sentiment. Illiquid securities may be difficult to value and may be valued below comparable liquid securities, which can negatively affect performance. A Fund may also be delayed in purchasing or selling Index constituents. In volatile markets, the ability to sell securities at prices reflecting fair value may be impaired, potentially increasing trading costs and index tracking risk. A Fund may need to borrow to meet redemptions, which could increase expenses. For tax-efficiency, a Fund may sell certain securities in ways that realize losses, which can cause performance to deviate from its Index. Performance may also deviate due to the impact of withholding taxes, late announcements of Index changes, and high Index turnover.
A Fund may fair value certain investments. To the extent a Fund calculates NAV based on fair-valued prices that differ from prices used in Index calculations, a Fund's ability to track its Index may be adversely affected. The need to comply with the Code's diversification and other requirements may also affect tracking. Actions taken in response to proposed corporate actions can increase tracking error. In light of the foregoing, a Fund's return may deviate significantly from its Index's return.
Apart from scheduled rebalances, the Index Provider and Index Calculator or its agents may implement additional, ad hoc rebalances (for example, to correct an error in constituent selection). When an Index is rebalanced and a Fund rebalances to increase correlation, any resulting transaction costs and interim market exposures are borne by a Fund and its shareholders. Errors and ad hoc rebalances may therefore increase costs and tracking error risk.
Index tracking risk may be heightened during periods of increased market volatility or other unusual market conditions. Changes to an Index's composition in connection with a rebalance or reconstitution may cause a Fund to experience increased volatility, during which time a Fund's index tracking risk may be elevated.
DESCRIPTION OF PERMITTED INVESTMENTS
The following describes the investments and techniques the Funds may use, and the related risks. The Funds will employ any investment or practice below only if it is consistent with the applicable Fund's investment objective and permitted by the applicable Fund's stated policies. Some items discussed in this SAI are not principal strategies, as disclosed in the Prospectus; while a Fund is permitted to use them, it is not required to do so.
Borrowing
Although the Funds do not expect to borrow, the Funds may do so to the extent allowed by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. Any borrowing would be for short-term or emergency purposes, not for investment, and would be repaid promptly. Borrowing magnifies the effect on NAV of changes in the market value of a Fund's holdings. Amounts borrowed bear interest (which may or may not be offset by earnings on purchased securities), and maintaining a credit facility may involve minimum balances, commitment fees, or other costs that increase the effective cost of borrowing.
Debt Securities (Fixed-Income Securities)
The Funds may invest in debt securities to the extent consistent with each Fund's investment objective and policies. Debt securities include obligations of U.S. and non-U.S. governments and governmental agencies and instrumentalities, corporate and other business entities, and other issuers. Debt securities may pay interest at fixed, floating, or variable rates, and may be issued with original issue discount, pay interest in kind, or be purchased at a premium or discount.
Debt securities are subject to various risks, including interest rate risk, credit risk, extension risk, prepayment risk, call and redemption risk, liquidity risk, valuation risk, and issuer-specific risks. The market value of a debt security generally varies inversely with changes in interest rates, with longer-duration securities typically exhibiting greater sensitivity to changes in interest rates. A Fund's income may be affected by changes in interest rates, the timing of principal payments, and prevailing yields available for reinvestment.
Interest Rate Risk; Duration and Yield Curve Risk
Changes in interest rates may significantly affect the market value of debt securities. In general, when interest rates rise, the value of fixed-rate debt securities falls, and when interest rates fall, the value of fixed-rate debt securities rises. The magnitude of price movements generally increases as the duration (or average life) of a debt security increases. Changes in the shape of the yield curve (including a flattening, steepening, or inversion) may affect different maturities differently, which may adversely affect a Fund depending on the maturity profile of its investments.
Credit Risk; Downgrade and Default Risk
Debt securities are subject to the risk that an issuer will be unable or unwilling to make timely payments of interest and principal, or that the market will perceive that the issuer's creditworthiness has deteriorated. Credit risk may be heightened for debt securities that are rated below investment grade or that are unrated but judged to be of comparable quality. Downgrades (or the expectation of downgrades) may reduce the market value and liquidity of a debt security. In addition, corporate restructurings, adverse business developments, or other issuer-specific events may materially impair an issuer's ability to meet its obligations.
U.S. Treasury Securities
Certain Funds may invest in U.S. Treasury securities, including bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States. Interest rate movements, supply and demand conditions, and market perceptions regarding the U.S. fiscal position may affect the pricing and liquidity of U.S. Treasury securities. In addition, political or market events may affect the U.S. Treasury market, including the timely payment of interest or principal on U.S. government obligations.
U.S. Government Agency and Instrumentality Obligations; Government-Sponsored Enterprises
Certain Funds may invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities and by government-sponsored enterprises ("GSEs"). Some such obligations are supported by the full faith and credit of the U.S. Treasury, while others are supported only by the issuer's right to borrow from the U.S. Treasury or by the issuer's discretion to purchase the obligations. As a result, the credit quality and market value of these securities may be affected by the financial condition of the issuer, changes in market perceptions of implied support, and broader market conditions.
Inflation-Linked Securities
Certain Funds may invest in inflation-linked debt securities (including, for example, Treasury Inflation-Protected Securities ("TIPS")). Inflation-linked securities are structured to provide payments that are adjusted based on an inflation index or other measure. Inflation-linked securities are subject to interest rate risk and may be more sensitive to changes in real interest rates than nominal fixed-rate bonds. In addition, if inflation expectations decline, the performance of inflation-linked securities may be adversely affected.
Corporate Debt Securities
Certain Funds may invest in corporate debt securities, such as bonds, notes, debentures, and other obligations of corporate issuers. Corporate debt securities may be issued with fixed, floating, or variable interest rates and may include callable, putable, or otherwise redeemable features. Corporate debt securities are subject to credit risk, event risk, and liquidity risk, and may be adversely affected by issuer-specific developments, changes in market perceptions, broader economic conditions, and shifts in credit spreads.
Below Investment-Grade Securities (High Yield / "Junk" Bonds)
Certain Funds may invest in below investment-grade debt securities. Below investment-grade securities generally are subject to greater credit risk, greater volatility, and greater liquidity risk than higher-rated securities. Economic downturns, rising interest rates, or issuer-specific adverse developments may increase default rates and reduce recovery values. Below investment-grade securities may trade with wider bid/ask spreads, may be less liquid, and may be more difficult to value than investment-grade securities.
Floating-Rate and Variable-Rate Instruments
Certain Funds may invest in floating-rate and variable-rate instruments. Interest payments on these instruments generally reset periodically based on a reference rate or index. Floating-rate instruments may be less sensitive to changes in interest rates than fixed-rate instruments, but may be subject to risks related to the reference rate, reset features, caps or floors, credit risk, and liquidity risk.
Mortgage-Backed Securities; Asset-Backed Securities
Certain Funds may invest in mortgage-backed securities ("MBS") and/or asset-backed securities ("ABS"), including securities backed by pools of residential or commercial mortgage loans or other receivables. MBS and ABS are subject to interest rate risk, credit risk, and liquidity risk, and may also be subject to prepayment
and
extension
risks. When interest rates decline, prepayments may increase, which can shorten the average life of a security and cause a Fund to reinvest principal at lower yields; when interest rates rise, prepayments may slow, which can extend the average life of a security and increase sensitivity to interest rate changes. The timing and amount of cash flows on MBS and ABS may be difficult to predict and can vary significantly from expectations.
Short-Term Investments; Money Market Instruments
To manage cash, facilitate settlements, or for other purposes consistent with a Fund's investment objective and policies, the Funds may invest in short-term investments and money market instruments, which may include, among other things, bank obligations, certificates of deposit, time deposits, commercial paper, master notes, and other short-term instruments. Short-term instruments are subject to credit risk, liquidity risk, and interest rate risk, although generally to a lesser extent than longer-term debt securities.
Repurchase Agreements
A Fund may enter into repurchase agreements, which are transactions in which a Fund purchases a security (or other eligible instrument) from a counterparty and the counterparty agrees to repurchase the security at a later date (typically at a specified price). Repurchase agreements involve the risk that the counterparty may default on its obligation to repurchase the security. In the event of a counterparty default, a Fund could experience delays and costs in exercising its rights to the collateral and may incur a loss if the value of the collateral declines or if the proceeds of the collateral are insufficient to cover the repurchase price. Repurchase agreements may also be treated as loans for certain regulatory purposes.
Reverse Repurchase Agreements and Similar Financing Transactions
A Fund may enter into reverse repurchase agreements and similar financing transactions, which involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. These transactions may be used for cash management or other purposes consistent with a Fund's investment objective and policies, and they create leverage risk. Reverse repurchase agreements and similar financing transactions are subject to applicable requirements under the 1940 Act and related SEC rules, including Rule 18f-4, and may be treated as borrowings or as derivatives transactions for regulatory purposes, depending on a Fund's elected treatment and applicable conditions.
Derivatives and Related Transactions
To the extent consistent with a Fund's investment objective and policies, a Fund may use derivatives and related transactions (including, for example, futures, options, and swaps) for purposes such as equitizing cash, managing duration or yield curve exposure, or facilitating efficient portfolio management. Derivatives involve risks different from, and in some cases greater than, the risks presented by traditional investments, including leverage risk, correlation risk, counterparty risk, liquidity risk, valuation risk, and operational risk. The Funds' use of derivatives is subject to applicable requirements under the 1940 Act and Rule 18f-4, including, as applicable, derivatives risk management program requirements and value-at-risk limits, or the limited derivatives user exception.
Delayed-Settlement, When-Issued, Forward-Settling, and Non-Standard Settlement Transactions
A Fund may purchase securities on a delayed-settlement, when-issued, forward-settling, or non-standard settlement basis. These transactions expose a Fund to the risk of market price and yield changes prior to settlement and to counterparty or settlement risk. Under Rule 18f-4, certain forward-settling and non-standard settlement transactions may be treated as not involving senior securities if the conditions of the applicable delayed-settlement provision are satisfied; transactions that do not satisfy those conditions may be treated as derivatives for purposes of Rule 18f-4.
Investments in Other Investment Companies (Including Money Market Funds and ETFs)
To the extent consistent with a Fund's investment objective and policies, a Fund may invest in shares of other investment companies, including money market funds and ETFs, for cash management, equitization, or other purposes. Investments in other investment companies are subject to the risks of those underlying investment companies and may result in duplicative fees and expenses. Such investments are also subject to applicable limitations under the 1940 Act and related rules.
Securities Lending
A Fund may lend its portfolio securities to approved borrowers in accordance with applicable regulatory requirements and the Fund's securities lending policies, if any. Securities lending involves risks, including borrower default risk, collateral risk, liquidity risk, and operational risk. In the event of a borrower default, a Fund could experience delays and costs in recovering its securities or realizing on collateral, and may incur losses if collateral values decline or are insufficient. In addition, the use of securities lending collateral may be subject to regulatory requirements, including guidance related to Rule 18f-4.
Short Sales
A Fund may engage in short sales of securities it does not own (and, in some cases, short sales against-the-box). In a short sale, a Fund borrows the security, sells it, and later seeks to purchase the same security to return to the lender. Short sales involve the risk that the borrowed security increases in price before the position is closed, which would result in a loss. A Fund can also be required to close a short position earlier than desired (for example, if the lender recalls the security or borrowing costs rise), which may cause a loss.
Short sales require a Fund to pledge liquid assets and to post margin with the broker. While the short position is open, a Fund generally will pay borrowing fees and any amounts equal to dividends or interest that accrue on the borrowed security. These amounts reduce the return on the position and can create a negative cost of carry. Any payments in lieu of dividends or interest on short positions generally are not qualified dividend income.
For purposes of Rule 18f-4 under the 1940 Act, short sales are treated as derivatives transactions and are subject to the Fund's derivatives risk management program and value-at-risk limits. Short sales also involve counterparty, liquidity, and operational risks, including the risk of buy-in if the broker cannot continue to borrow the security.
Authorized Participant and Market Maker Dependence Risk.
Each Fund relies on a limited number of authorized participants ("APs") and market makers to create and redeem shares and to help maintain secondary-market liquidity. If APs or market makers reduce or cease their activities in a Fund's shares, the Fund may experience reduced liquidity, wider bid-ask spreads, and increased premiums or discounts to NAV. In stressed markets, disruptions to the creation/redemption mechanism may increase the likelihood of trading halts and could contribute to delisting risk.
Brokerage Commissions and Bid-Ask Spread Risk.
Investors purchasing and selling shares in the secondary market typically pay brokerage commissions and bear the costs associated with the bid-ask spread. These costs may be significant for investors who transact frequently or in small amounts and can materially reduce investment results. Bid-ask spreads generally widen when trading volume is low, when volatility is elevated, or when fixed income markets are less liquid.
Call Risk.
Corporate bonds may be callable, meaning an issuer may repay principal before maturity, typically when interest rates decline. When bonds are called, the applicable Fund may have to reinvest proceeds at lower yields, which can reduce income and total return. Increased calling activity may also increase portfolio turnover and can contribute to tracking difference relative to an index.
Cash Management and Short-Term Investments Risk.
Each Fund may hold cash and cash equivalents and may invest in money market instruments, repurchase agreements, and money market funds for liquidity and operational purposes. These investments are subject to, among other risks, interest rate risk, credit risk, and liquidity risk. Money market funds and similar instruments are not guaranteed, and certain funds may impose liquidity fees or redemption gates in stressed markets, which could affect a Fund's ability to meet cash needs efficiently.
Concentration Risk.
Each corporate bond Fund will concentrate its investments (i.e., hold 25% or more of total assets) in a particular industry or group of industries to approximately the same extent that its underlying index is concentrated. As of the date of this Prospectus, the Corgi 1-5 Year Investment Grade Corporate Bond ETF expects to concentrate in the financials industry or group of industries, and the Corgi 0-5 Year High Yield Corporate Bond ETF expects to have significant exposure to the services and manufacturing industries. The specific industries in which each Fund concentrates may change from time to time. As a result, adverse developments affecting a concentrated industry or group of industries (including changes in credit conditions, regulation, commodity prices, or issuer fundamentals) may have a disproportionately negative effect on the applicable Fund's performance compared with a more diversified portfolio.
Corporate Bond Risk.
Corporate bonds are subject to risks associated with the issuing companies, including adverse changes in financial condition, leverage, business prospects, litigation, and regulatory developments. Corporate bond prices may be significantly affected by changes in credit spreads and may underperform U.S. Treasury securities during periods of heightened risk aversion or deteriorating credit conditions.
Credit Risk.
Credit risk is the risk that an issuer, guarantor, or other obligated party will be unable or unwilling to make scheduled principal or interest payments. Credit risk may increase during economic downturns or periods of market stress, and changes in the actual or perceived creditworthiness of an issuer can reduce a bond's value and liquidity. Downgrades may also increase volatility and reduce liquidity for affected holdings.
Debt Securities Risk.
Debt securities may fluctuate in value due to changes in interest rates, market conditions, liquidity, and (for certain issuers) credit quality. Rising interest rates generally reduce the value of fixed-income securities, while declining interest rates can reduce a Fund's income over time as proceeds are reinvested at lower yields. Debt securities may also involve reinvestment risk (the risk that proceeds must be reinvested at lower yields) and, for certain instruments, prepayment risk and extension risk (the risk that principal is repaid sooner or more slowly than expected, which can affect a security's duration and price sensitivity). Debt markets can experience periods of reduced liquidity and higher volatility, which may increase trading costs, widen bid-ask spreads, and contribute to tracking difference. Returns from debt securities may lag returns from other investment alternatives, including equity securities.
Derivatives Risk.
Each corporate bond Fund may use futures, options, and swap contracts ("derivatives") primarily to help track its index. Derivatives may be more sensitive to market conditions than traditional securities and may be difficult to value or close out at favorable times or prices, particularly in stressed markets. Derivatives can involve leverage, meaning small market movements may result in outsized gains or losses, and they expose a Fund to counterparty risk (the risk that a counterparty fails to perform). Derivatives usage may increase volatility and may contribute to tracking difference and higher transaction costs.
Foreign Issuer Risk.
To the extent an applicable Fund invests in bonds of non-U.S. issuers (including U.S. dollar-denominated issues), it may be exposed to additional risks, including political, regulatory, social, and economic instability; differing disclosure, accounting, and legal standards; and less publicly available issuer information. These factors can adversely affect the value and liquidity of the Fund's investments. Although U.S. dollar-denominated securities may reduce direct currency exposure, foreign issuer-related risks may still be significant.
High Yield Securities Risk.
Securities rated below investment grade (commonly referred to as "high yield" or "junk" bonds), or unrated securities of similar credit quality, are generally considered speculative. They tend to have higher default risk, greater sensitivity to adverse issuer-specific and economic developments, and greater price volatility than investment-grade securities. High yield markets may also be less liquid, particularly during periods of market stress, which can increase trading costs and the likelihood of significant price declines.
Income Risk.
A Fund's income may decline due to falling interest rates, changes in the yield environment, or other market factors. As holdings mature, are sold, or (for corporate bonds) are called or otherwise repaid, a Fund may reinvest proceeds at lower yields, reducing distributable income. Income can also be affected by changes in portfolio composition, transaction costs, and the timing of cash flows.
Index-Related Risk.
Each Fund seeks to track the performance of an index (each, an "Index"), and therefore is subject to risks associated with index construction, maintenance, and use, including index calculation and methodology risk (including errors, delays, or misapplication of index rules), unaffiliated index provider risk (including changes in methodology, interpretation of rules, or determinations regarding constituent eligibility and corporate actions), and third-party data risk (including incorrect or delayed prices, classifications, corporate actions, or other inputs used to calculate the Index). Indexes may also rely on unaffiliated calculation agents and multiple data vendors; if required data licenses are unavailable or revoked, or if fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice. In addition, unusual market conditions or unforeseen circumstances may cause an Index Provider to postpone a scheduled rebalance or reconstitution, which could cause the Index to vary from its normal or expected composition. These risks may increase transaction costs and/or cause the Fund to deviate from its intended exposures.
Inflation Risk.
Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally reduce the value of fixed-income securities and could adversely affect a Fund's returns. Inflation can also contribute to increased market volatility and reduced liquidity in fixed income markets.
Interest Rate Risk.
The value of a Fund's fixed income investments generally will fall when interest rates rise. Interest rate changes may also increase fixed income market volatility and reduce liquidity. Interest rate risk is generally greater for longer-duration securities; accordingly, the Treasury Funds with longer maturity exposure (particularly the Corgi 3-7 Year Treasury Bond ETF) may be more sensitive to rate increases than the short-term T-Bill Funds.
Investment Grade Securities Risk.
Investment-grade bonds are generally considered to present lower credit risk than below-investment-grade bonds, but they remain subject to credit risk, downgrade risk, and liquidity risk. Bonds rated at the lower end of investment grade may be more sensitive to changes in economic conditions and more likely to be downgraded to below investment grade ("fallen angels"), which can increase volatility and reduce liquidity.
Liquidity Risk.
Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value. Liquidity deterioration in a Fund's underlying markets may also contribute to the Fund's shares trading at larger premiums or discounts to NAV.
Low Short-Term Interest Rates Risk.
When short-term interest rates are low, the applicable Fund's yield may be very low and could be negative after fees and expenses. In such environments, the Fund may generate insufficient income to cover expenses and may have difficulty maintaining distributions at expected levels. Low short-term rates may also make it more difficult to manage cash flows and rebalance efficiently, which could increase tracking difference.
Market Risk.
Market risk is the risk that markets will decline or become volatile due to economic conditions, interest rate changes, inflation expectations, liquidity conditions, changes in the actual or perceived creditworthiness of issuers, or other factors. Recessions, the prospect or occurrence of a sovereign default or other financial crisis, geopolitical events, public health events, natural disasters, or other shocks may disrupt markets and negatively affect security prices and liquidity. These conditions can reduce a Fund's NAV and market price and may increase premiums/discounts.
Market Trading Risk.
Shares are listed for trading on an exchange and may trade at prices that differ from NAV. There can be no assurance that an active trading market for shares will develop or be maintained. Exchange trading may be halted due to market conditions or other reasons, and a Fund's shares could be delisted under certain circumstances, which may impair an investor's ability to sell shares.
New Adviser Risk.
The Adviser is newly registered and has limited experience managing a registered investment company. As a result, there is no long-term track record against which investors can evaluate the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's objective.
New Fund Risk.
Each Fund is newly organized and has limited or no operating history. It may take time for a Fund to attract assets, develop secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums/discounts, and higher tracking difference than more seasoned funds.
Non-Diversification Risk.
Each Corporate Bond Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a non-diversified fund, a Corporate Bond Fund may invest a relatively high percentage of assets in a limited number of issuers, and a decline in the value of any such issuer's securities may have a greater impact on the Fund's value than if such Fund held a larger number of issuers.
Operational and Cybersecurity Risk.
Each Fund and its service providers rely on complex processes and technology, including for trading, valuation, index data, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at third-party providers (including the Index Provider, pricing services, custodians, and intermediaries) could impair operations, cause financial loss, delay NAV calculation, or hinder a Fund's ability to achieve its objective.
Passive Strategy Risk.
Each Fund seeks to track its Index and generally does not take defensive positions in response to market conditions. As a result, a Fund's performance may be negatively affected by declines in its Index, and the Fund generally will not attempt to mitigate such declines. A passive approach may also limit a Fund's ability to adjust holdings when an Index is concentrated or when market conditions impair liquidity.
Portfolio Turnover Risk.
A Fund may buy and sell securities when its Index is rebalanced or reconstituted, when cash flows occur, and as a result of the ETF creation/redemption process. Higher turnover can increase transaction costs and may reduce returns. In taxable accounts, increased turnover may also contribute to higher levels of taxable distributions.
Premium/Discount to NAV Risk.
Shares trade on an exchange at market prices that may be above (premium) or below (discount) NAV. Premiums/discounts may be more pronounced when market volatility is elevated, when trading volume is limited, when fixed income markets are less liquid, or when the creation/redemption process is disrupted. Investors may pay more than NAV when purchasing shares or receive less than NAV when selling shares.
Tracking Difference and Tracking Error Risk
. A Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, sampling, timing differences, cash holdings, valuation differences (including fair-value pricing), the ETF creation/redemption process, and corporate actions and tax considerations. Tracking difference and tracking error may be higher during volatile markets, when fixed income liquidity is reduced, when the Index or portfolio experiences disruptions, or when Index changes are difficult or costly to implement. There is no guarantee that a Fund will achieve a high degree of correlation to its Index.
U.S. Treasury Obligations Risk
. U.S. Treasury obligations differ from other fixed income securities with respect to interest rates, maturities, issuance timing, and other characteristics. Although U.S. Treasury obligations are generally considered to have low credit risk, they remain subject to market risk and interest rate risk. Changes in the U.S. government's financial condition, credit rating, or market perceptions of U.S. sovereign risk may cause the value of U.S. Treasury obligations to decline.
Valuation Risk
. Certain portfolio holdings may be valued using evaluated prices, pricing models, dealer quotations, or fair-value methodologies, particularly when market quotations are not readily available or are deemed unreliable. The value assigned to a holding may differ from the value that would result if another method were used or from the price realized upon sale. Valuation differences can contribute to NAV volatility, premiums/discounts, and tracking difference.
Illiquid Investments and Restricted Securities
Under Rule 22e-4, a Fund may not acquire any illiquid investment if, immediately after purchase, more than 15% of its net assets would be invested in illiquid investments. An "illiquid investment" is one that a Fund reasonably expects it cannot sell or dispose of, under current market conditions, within seven calendar days without materially affecting the investment's market value. Each Fund maintains a liquidity risk management program and procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed on an ongoing basis. If a Fund's holdings of illiquid investments exceed 15% of net assets because of market activity, liquidity changes, or other factors, the Fund will report the occurrence to the Board and will make determinations and take steps, consistent with Rule 22e-4 and Board-approved procedures, to reduce illiquid investments to or below 15% of net assets within a reasonable period.
A Fund may purchase restricted securities that may be resold to institutional investors and that, under the Fund's liquidity program, may be determined not to be illiquid. Many such securities trade in the institutional market under Rule 144A of the Securities Act and are referred to as Rule 144A securities.
Illiquid investments generally involve more risk than comparable, readily marketable securities. They may trade at a discount, may be harder to sell at a fair price or in a timely manner, and may prevent a Fund from taking advantage of market opportunities. Risks are most acute when a Fund needs cash (for example, during periods of net redemptions), potentially necessitating borrowing or sales at unfavorable prices.
Illiquid investments are often privately placed and may not be listed or traded on established markets. They may not be freely transferable under applicable law or due to contractual resale restrictions. If privately placed securities can only be sold through private negotiations, the realized price may be below the Fund's purchase price or below fair value. Issuers that are not public may be subject to less stringent disclosure and investor-protection requirements. If registration is required before resale, a Fund may bear those costs. Private placements may involve smaller, less seasoned issuers with limited product lines, markets, financial resources, or management depth, and a Fund may receive material non-public information that can restrict trading.
Investment Company Securities
The Funds may invest in other investment companies, including money market funds and ETFs, subject to Section 12(d)(1) of the 1940 Act and related rules. Investing through another pooled vehicle exposes a Fund to that vehicle's risks. Fund shareholders will indirectly bear their proportionate share of the acquired fund's fees and expenses (including advisory fees), in addition to fees and expenses the Fund bears directly.
Under Section 12(d)(1), immediately after purchase a Fund may not: (1) own more than 3% of the acquired company's outstanding voting stock; (2) invest in the acquired company's securities with an aggregate value exceeding 5% of the Fund's total assets; or (3) invest in the securities of the acquired company and all other investment companies in excess of 10% of the Fund's total assets. To the extent permitted by law or regulation, a Fund may invest in money market funds beyond these limits.
Registered funds may invest in other investment companies beyond Section 12(d)(1) limits if certain conditions are met. A Fund may rely on Rule 12d1-4, which provides an exemption allowing investments in other registered funds, including ETFs, subject to conditions (for example, the Fund and its advisory group may not control, individually or in the aggregate, an acquired fund, generally meaning ownership of no more than 25% of the voting securities of a registered open-end fund).
A Fund may also rely on Section 12(d)(1)(F) and Rule 12d1-3, which provide an exemption permitting investment in other registered funds (including ETFs) if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund; and (2) sales loads on Shares do not exceed FINRA Rule 2830 limits.
A Fund may invest in exchange-traded funds for cash management, cash equitization, to facilitate portfolio transitions, or for other purposes consistent with the Fund's investment objective and policies, including, to the extent applicable, to obtain exposure to the Fund's Index or to a substantially similar index. Such use may increase tracking error and costs relative to holding the underlying constituents directly.
Money Market Funds
A Fund may invest in underlying money market funds that seek to maintain a stable $1 NAV ("stable NAV" funds) or whose share prices fluctuate ("variable NAV" funds). Investments in stable NAV funds can still lose value. Variable NAV funds can be worth more or less than a Fund paid when sold. Neither type is designed to provide capital appreciation. Certain money market funds may impose liquidity fees or temporarily suspend redemptions if liquidity falls below required thresholds. Shares of money market funds are not insured or guaranteed by the U.S. government or any government agency, and there is no assurance that a money market fund will maintain a stable price.
Other Short-Term Instruments
For liquidity or other purposes, a Fund may hold short-term instruments on an ongoing basis, including but not limited to: (1) shares of money market funds; (2) obligations of the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits, and other obligations of U.S. and non-U.S. banks (including foreign branches) and any similar institutions; (4) commercial paper rated Prime-1 by Moody's Investors Service or A-1 by S&P Global Ratings, or of comparable quality if unrated as determined by the Adviser; (5) non-convertible corporate debt with remaining maturities of 397 days or less that meets Rule 2a-7 rating criteria; and (6) short-term, U.S. dollar-denominated obligations of non-U.S. banks (including their U.S. branches) that, in the Adviser's opinion, are of comparable quality to eligible U.S. bank obligations. Such instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable bank deposits for a stated period and rate. Bankers' acceptances are time drafts drawn on banks, typically in international trade.
Forward-settling short-term instruments that do not settle within 35 days, or that otherwise use a non-standard settlement cycle, may be treated as derivatives under Rule 18f-4.
Securities Lending
If approved by the Board, a Fund may lend portfolio securities to qualified borrowers. Borrowers must provide collateral at least equal to the current value of the loaned securities and maintain such collateral while the loan is outstanding. A Fund may recall a securities loan at any time. A Fund will receive the value of any interest or cash/non-cash distributions on loaned securities; substitute payments in lieu of dividends or interest generally do not qualify as qualified dividend income.
For cash-collateralized loans, the borrower typically receives a fee based on the cash collateral; a Fund seeks to earn more on reinvested cash collateral than it pays to the borrower. For non-cash collateral, the borrower pays a Fund a fee based on the value of securities on loan. Cash collateral may be reinvested in short-term instruments, either directly or through joint accounts or money market funds, which may be managed by the Adviser.
A Fund may share a portion of lending income with borrowers as described above and with one or more lending agents approved by the Board. Lending agents administer the program under Board-approved guidelines, including delivering and recalling securities, obtaining and maintaining collateral, monitoring collateral and loan values daily, requesting collateral adjustments, and providing recordkeeping and accounting.
While securities are on loan, a Fund generally does not have the right to vote those securities. A Fund may recall securities on loan in order to vote if the Adviser determines that a particular vote is expected to have a material effect on the Fund and that recalling the securities is in the best interests of shareholders.
Securities lending involves risks, including operational risk (settlement or accounting issues), "gap" risk (a mismatch between returns on collateral reinvestment and fees owed to the borrower), and credit, legal, counterparty, and market risks. If a borrower fails to return securities, a Fund could incur a loss if collateral liquidation proceeds do not at least equal the value of the loaned securities plus costs to purchase replacements.
Tax Risks
You should consider the tax treatment of an investment in Shares. The tax information in the Prospectus and this SAI is general in nature. Consult your tax adviser about the federal, state, local, and non-U.S. tax consequences of investing in Shares.
Unless Shares are held through a tax-deferred or other tax-advantaged account (such as an individual retirement account), you should consider potential tax consequences when a Fund makes distributions or when you sell Shares.
Use of derivatives and short-term instruments may affect the timing, amount, and character of a Fund's income and gains. Certain derivatives may be subject to special tax rules (including, without limitation, the mark-to-market rules for section 1256 contracts, the straddle rules, and wash sale rules). These rules can cause income to be recognized without a corresponding receipt of cash, can accelerate or defer recognition of income or loss, and can convert long-term capital gains into short-term capital gains. Each Fund intends to monitor its investments and to structure its activities to qualify each taxable year as a regulated investment company under Subchapter M of the Internal Revenue Code.
Temporary Defensive Strategies
Under normal market conditions, each Fund seeks to remain fully invested in accordance with its principal strategies and to track its Index. In unusual circumstances (for example, market disruptions, trading halts, market closures, unusually large cash inflows or redemptions, or when it is not practicable to purchase Index securities), a Fund may, for temporary defensive purposes, depart from its principal strategies and invest a substantial portion, and in extreme circumstances up to 100%, of its assets in cash or cash equivalents, such as U.S. government obligations, investment-grade debt, and other money market instruments. Taking such positions may prevent a Fund from achieving its investment objective and may increase tracking error.
INVESTMENT RESTRICTIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed for a Fund without the approval of the holders of a majority of that Fund's outstanding voting securities. For purposes of the 1940 Act, a "majority of the outstanding voting securities" means the lesser of: (1) 67% or more of the voting securities present (if holders of more than 50% of the outstanding voting securities are present or represented by proxy); or (2) more than 50% of the outstanding voting securities of the Fund.
Except with the approval of a majority of the outstanding voting securities of a Fund, such Fund may not:
•

Borrow money or issue senior securities, as that term is defined in the 1940 Act, except as permitted by Section 18 of the 1940 Act. Under Section 18, a Fund may borrow money from banks provided the Fund maintains at least 300% asset coverage (i.e., borrowings do not exceed one-third of total assets, including the borrowed amount). Certain transactions that may technically constitute senior securities, including derivative instruments (e.g., futures, options, and swaps), reverse repurchase agreements, short sales, and when-issued or delayed-delivery purchases, are permitted to the extent the Fund complies with applicable SEC rules and guidance, including Rule 18f-4 under the 1940 Act (governing the use of derivatives).
•

Make loans, except that a Fund may (i) lend portfolio securities in accordance with its investment policies and applicable SEC guidance; (ii) enter into repurchase agreements; and (iii) acquire debt instruments, loan participations, and similar obligations in the ordinary course of pursuing its investment objective, in each case to the extent permitted under the 1940 Act.
•

Purchase or sell real estate,
except when obtained through ownership of securities or other instruments and only to the extent allowed by the 1940 Act. This does not prevent a Fund from investing in securities or other instruments backed by real estate, real estate investment trusts ("REITs"), or securities of companies engaged in the real estate business.
•

Purchase or sell commodities,
except when exposure arises incidentally through other instruments and only as permitted by the 1940 Act. This does not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
•

Underwrite securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter as that term is defined in Section 2(a)(11) of the Securities Act of 1933. A Fund does not act as an underwriter in the traditional sense. However, when a Fund sells restricted securities or participates in a public offering of securities it holds, it may technically be considered an underwriter under the Securities Act. The Fund may also be deemed an underwriter when acquiring securities directly from an issuer for investment purposes.
•

Concentrate its investments
(that is, invest more than 25% of total assets) in any one industry or group of industries, except that a Fund will mirror its Index's level of industry concentration. For this test, U.S. government securities (and agencies/instrumentalities), repurchase agreements backed by U.S. government securities, investment companies, and municipal securities are not treated as belonging to any industry.
In determining compliance with its concentration policy, a Fund will "look through" to the holdings of any investment company that discloses its portfolio daily. If an acquired fund does not publish holdings daily but states that it concentrates, or otherwise discloses concentration in a particular industry or group of industries, the Fund will treat it as concentrated accordingly. Additionally, in determining compliance with the fundamental investment concentration policy, a Fund will look through to the ultimate user or use of proceeds of private-activity municipal bonds to assign their industry.
For purposes of applying the concentration policy, a Fund may classify issuers by industry using any reasonable industry classification system, including SIC, NAICS, GICS, ICB, or a classification system developed by the Adviser. Classifications and the levels at which concentration is measured may differ from those used by other series of the Trust.
•

Each of the Corgi 0-3 Month T-Bill ETF, Corgi 3-12 Month T-Bill ETF, Corgi 1-3 Year Treasury Bond ETF, and Corgi 3-7 Year Treasury Bond ETF is classified as a "diversified" fund under the 1940 Act. Each of the Corgi 1-5 Year Investment Grade Corporate Bond ETF and Corgi 0-5 Year High Yield Corporate Bond ETF is classified as a "non-diversified" fund under the 1940 Act.
If a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease resulting from any change in value or in total or net assets will not, by itself, result in a violation of such restriction, except that the percentage limits on borrowing and on illiquid investments are monitored on a continuous basis.
EXCHANGE LISTING AND TRADING
Shares are listed for trading and trade throughout the day on the Exchange.
The Exchange may halt trading in the Shares for reasons that, in the judgment of the Exchange, make trading inadvisable, including without limitation extraordinary market volatility; trading halts in securities, instruments, or financial indexes underlying a Fund's portfolio; or the unavailability of key information such as an intraday indicative value.
There can be no assurance that a Fund will continue to meet the Exchange's requirements necessary to maintain the listing of its Shares. The Exchange may, but is not required to, remove Shares of a Fund from listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) the Fund no longer complies with the Exchange's requirements for Shares; or (3) such other event or condition exists that, in the opinion of the Exchange, makes continued listing imprudent. The Exchange will also delist a Fund's Shares upon the Fund's termination.
The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any such changes would be implemented via stock splits or reverse stock splits.
MANAGEMENT OF THE TRUST
Board Responsibilities.
The Board oversees the management and operations of the Trust. As with other mutual funds and ETFs, the day-to-day management and operations of the Trust are carried out by service providers to the Trust, including the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which is discussed elsewhere in this SAI. The Board has appointed certain senior personnel of the Administrator as officers of the Trust, with responsibility to monitor the Trust's operations and report to the Board. In carrying out its oversight, the Board receives regular reports from these officers and from the Trust's service providers. For example, the Treasurer reports on financial reporting matters and the President reports on operational matters. In addition, the Adviser provides regular reports regarding the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust's compliance program and reports regularly to the Board on compliance matters. These reports are provided as part of formal Board meetings, typically held quarterly and often in person, during which the Board reviews recent operations. Between formal meetings, members of the Board may also meet with management in less formal settings to discuss Trust matters. The role of the Board, and of each Trustee, is one of oversight rather than day-to-day management; this oversight role does not make the Board a guarantor of the Trust's investments, operations, or activities.
As part of its oversight function, the Board receives and reviews a variety of different risk management reports and discusses risk matters with appropriate management and other personnel. Because risk management encompasses many elements (for example, investment risk, issuer and counterparty risk, compliance risk, operational and business continuity risks), oversight of different categories of risk is handled in different ways. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks, and the Audit Committee meets with the Trust's independent registered public accounting firm regarding, among other things, the internal control structure of the Trust's financial reporting function.
The full Board also receives reports from the Adviser regarding the Funds' investment risks. From time to time, the Board receives additional reports from the Administrator and the Adviser regarding enterprise risk management.
The Board recognizes that not all risks that may affect the Funds can be identified or quantified; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that certain risks (such as investment risk) may be necessary to achieve the Funds' goals; and that the processes and controls used to address risks have inherent limitations. Moreover, the risk reports provided to the Board are typically summaries. Most of the Funds' investment management and business affairs are conducted by or through the Adviser and other service providers, each operating under its own risk management policies and practices, which may differ from those of the Trust or from one another in priorities, resources, and control effectiveness. For these and other reasons, the Board's ability to monitor and manage risk, as a practical matter, has limitations.
Members of the Board.
The Board is composed of five members, three of whom are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"). Nicolas S. Laqua serves as Chair of the Board and is an interested person of the Trust. The Board includes a majority (60%) of Independent Trustees.
The Board believes its current leadership structure is appropriate for the Trust. A Lead Independent Trustee acts as the primary liaison between the Independent Trustees and management; Conor M. Murray currently serves as Lead Independent Trustee. The Board further believes this structure supports effective oversight and facilitates the efficient flow of information from Fund management to the Independent Trustees.
Additional information about each Trustee appears below. Unless otherwise noted, the address of each Trustee is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.
Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served (1)	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Principal Occupation(s) During Past 5 Years
Independent Trustees (3)

Conor M. Murray (Born: 1983)	Lead Independent Trustee	Indefinite term; since 2025	134	Co-founder and Chief Executive Officer, OpenInvest (a J.P. Morgan company) (2015 to present).

Bryant C. Lee (Born: 1984)	Trustee	Indefinite term; since 2025	134
Chief Executive Officer and Co-founder, Vaero (Nov. 2022 to present); Co-founder and Strategic Advisor, Cognition IP (Sep. 2020 to Oct. 2022); Chief Executive Officer, Cognition IP (Jan. 2018 to Aug. 2020).

Jennifer X. Benson (Born: 1998)	Trustee	Indefinite term; since 2025	134	Partner, Leonis Capital (2022 to present); Researcher, OpenAI (2021 to 2022); Researcher, Epoch AI (2021); Research Fellow, Future of Humanity Institute, University of Oxford (2020).

Interested Trustees (4)

Nicolas S. Laqua (Born: 2000)	Chair; Interested Trustee	Indefinite term; since 2025	134
Chief Executive Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (since 2021); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

Emily Z. Yuan (Born: 2001)	Interested Trustee	Indefinite term; since 2025	134
Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (since 2021); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

(1)
Each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified, or until his or her earlier death, resignation, removal, or retirement in accordance with Board policy. The Trustees have adopted a retirement policy of retirement at age 75.

(2)	"Fund Complex" refers to the series of Corgi ETF Trust I and any other registered investment companies advised by Corgi Strategies, LLC or its affiliates (together, the "Fund Complex").
(3)	"Independent Trustees" are Trustees who are not "interested persons" of the Trust under the 1940 Act.
(4)	Nicolas S. Laqua and Emily Z. Yuan are "interested persons" of the Trust due to their positions with the Trust and/or their affiliations with Corgi Strategies, LLC (the "Adviser").
Individual Trustee Qualifications.
The Board has determined that each Trustee brings skills, experience, and attributes that, in the aggregate, are appropriate for service on the Board given the Trust's business and structure. Among other things, the Trustees collectively bring experience in technology and data systems, corporate finance and capital markets, and venture formation and growth investing, as well as risk oversight and investment management oversight. The Board conducts an annual self-assessment of its effectiveness and that of its committees.
In addition, the Board has concluded that each Trustee serve based on the following, among other factors:
•

Conor M. Murray.
The Board has concluded that Mr. Murray should serve as a Trustee because of his leadership founding and operating an investment-technology firm and his prior work building systematic investing, risk-control, and portfolio-analytics platforms. In roles including Co-founder and Chief Executive Officer of OpenInvest (a J.P. Morgan company), Technology Associate at Bridgewater Associates, and Analyst in Morgan Stanley's Financial Sponsors M&A Group, he developed expertise in capital markets, portfolio construction and trading systems, data and enterprise technology, and operational oversight. The Board believes Mr. Murray's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee investment and operational risk, valuation and fair-value processes, financial reporting and disclosure controls, information security and business continuity, and service-provider oversight with respect to the Trust.
•

Bryant C. Lee.
The Board has concluded that Mr. Lee should serve as a Trustee because of his operational, legal, and governance experience leading technology-enabled businesses and advising growth companies. As Chief Executive Officer and Co-founder of Vaero and previously as Co-founder/Chief Executive Officer and later Strategic Advisor at Cognition IP, with earlier service as a patent litigation attorney at Covington & Burling LLP, Mr. Lee brings experience in capital raising and budgeting, contract negotiation, intellectual-property strategy, regulatory and compliance oversight, and service-provider management. The Board believes Mr. Lee's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee risk management, financial and operational controls, disclosure and governance practices, and third-party service-provider oversight with respect to the Trust.
•

Jennifer X. Benson.
The Board has concluded that Ms. Benson should serve as a Trustee because of her investment and research experience in artificial intelligence and economics, including capital allocation and due diligence for early-stage technology companies. Ms. Benson serves as a Partner at Leonis Capital and previously conducted research at OpenAI and Epoch AI and served as a Research Fellow at the Future of Humanity Institute (Oxford); she has doctoral-level training at Columbia University focused on AI/ML and economics. The Board believes Ms. Benson's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip her to oversee valuation, risk assessment, technology and data considerations, and strategic planning with respect to the Trust.
•

Nicolas S. Laqua.
The Board has concluded that Mr. Laqua should serve as a Trustee because of his executive leadership and oversight in acquisitions, capital markets, insurance distribution, and software businesses. This includes service as Chief Executive Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with practical familiarity with regulated insurance operations as a director and chief executive of an insurance agency. The Board believes Mr. Laqua's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee financial reporting and disclosure controls, valuation, capital allocation and financing considerations, risk management, and service provider oversight with respect to the Trust.
•

Emily Z. Yuan.
The Board has concluded that Ms. Yuan should serve as a Trustee because of her operational leadership and oversight in acquisitions, capital markets, insurance, and software companies. This includes service as Chief Operations Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with technical training in computer science at Stanford University and her familiarity with regulatory requirements as a director of an insurance agency. The Board believes Ms. Yuan's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, demonstrate the requisite capabilities to carry out oversight responsibilities with respect to the Trust.
The information above is not exhaustive; many Trustee attributes involve qualitative elements such as integrity, diligence, judgment, the ability to work collaboratively, and a demonstrated commitment to shareholder interests.
Board Committees.
The Board has established the following standing committees, each composed solely of Independent Trustees and operating under a Board-approved written charter.
Audit Committee.
The Audit Committee is composed of Bryant C. Lee (Chair), Conor M. Murray, and Jennifer X. Benson. The Audit Committee oversees the Trust's accounting, financial reporting, and internal control processes; the quality and integrity of the Trust's financial statements; and the qualifications, independence, and performance of the Trust's independent registered public accounting firm. Among other responsibilities, the Audit Committee pre-approves audit and permissible non-audit services for the Trust, reviews audit plans and results, and serves as a forum for communications among the independent auditors, management, and the Board regarding accounting and financial reporting matters. As of the date of this SAI, the Audit Committee met one time with respect to the Trust.
Qualified Legal Compliance Committee ("QLCC").
The Audit Committee also serves as the Trust's QLCC for purposes of the SEC's attorney conduct rules (17 C.F.R. Secs. 205.2(k), 205.3(c)). An attorney representing the Trust who becomes aware of evidence of a material violation by the Trust or by an officer, director, employee, or agent of the Trust may report such evidence to the QLCC as an alternative to the reporting process described in 17 C.F.R. Sec. 205.3(b). As of the date of this SAI, the QLCC has met one time with respect to the Trust.
Nominating and Governance Committee.
The Nominating and Governance Committee is composed of Jennifer X. Benson (Chair), Conor M. Murray, and Bryant C. Lee. The Committee identifies, evaluates, and recommends candidates for nomination to the Board as needed; oversees the Board's annual self-assessment; and reviews Trustee compensation. The Committee considers whether or not to consider shareholder-recommended nominees. The Committee meets as necessary, but at least annually. Because the Funds have not yet commenced operations, the Committee has not yet met as of the date of this SAI.
Principal Officers of the Trust
The officers of the Trust manage its day-to-day operations subject to Board oversight. Unless otherwise noted, the address of each officer is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.
Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Emily Z. Yuan (Born: 2001)	President and Principal Executive Officer, Chief Compliance Officer; Secretary; Anti-Money Laundering Officer	Indefinite term; since 2025
Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025);

Nicolas S. Laqua (Born: 2000)	Principal Financial Officer; Principal Accounting Officer (Treasurer)	Indefinite term; since 2025
Chief Executive Officer, Corgi Insurance Services, Inc. (since 2024); Director, Bangers Snacks, Inc. a food and beverage company (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025);

Trustee Ownership of Shares.
The Funds are required to show the dollar-amount ranges of each Trustee's beneficial ownership of Shares of the Fund and of the Trust's other series as of the end of the most recently completed calendar year. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.
As of the date of this SAI, the Funds had not commenced operations.
Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Conor M. Murray, Lead Independent Trustee	None	None
Bryant C. Lee, Trustee	None	None
Jennifer X. Benson, Trustee	None	None

Interested Trustees
Nicolas S. Laqua, Chair	Over $100,000	Over $100,000
Emily Z. Yuan, Trustee	$10,001-$50,000	$10,001-$50,000

As of December 31, 2025, none of the Independent Trustees or members of their immediate families owned securities, beneficially or of record, in the Adviser, the Distributor, or any of their affiliates. Accordingly, none of the Independent Trustees or their immediate family members had any direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members engaged in any transaction(s) in an amount exceeding $120,000 in which the Adviser, the Distributor, or any affiliate thereof was a party.
Board Compensation.
Trustees will be reimbursed for reasonable travel and other out-of-pocket expenses incurred in connection with attending meetings. The Trust has no pension or retirement plan. The table below details the amount of compensation the Interested Trustees and Independent Trustees indirectly received from the Fund and Fund Complex through the Adviser during the fiscal year ended December 31, 2025. Amounts exclude any expense reimbursements.
Name	Estimated Aggregate Compensation From the Funds	Estimated Total Compensation From Fund Complex Paid to Trustees (1)
Interested Trustees
Nicolas S. Laqua	$0	$0
Emily Z. Yuan	$0	$0

Independent Trustees
Conor M. Murray	$0	$30,000
Bryant C. Lee	$0	$30,000
Jennifer X. Benson	$0	$30,000

(1)	Compensation is based on estimated amounts for the fiscal year ending December 31, 2026. Expense reimbursements, if any, are not included.

(
PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP
A "principal shareholder" means any person that owns, of record or beneficially, 5% or more of the outstanding Shares of the Fund. A "control person" means any shareholder that beneficially owns, directly or through controlled entities, more than 25% of the voting securities of a company or otherwise acknowledges the existence of control. Shareholders with more than 25% of the Fund's voting securities may be able to determine the outcome of matters presented for shareholder vote.
As of the date of this SAI, Corgi Strategies, LLC, located at 425 Bush St, Suite 500, San Francisco,
CA
94104, owned 100% of the outstanding Shares of the Funds and therefore may be deemed to be a "control person" of the Funds for purposes of the 1940 Act.

CODES OF ETHICS
The Trust and Corgi Strategies, LLC (the "Adviser") have each adopted Codes of Ethics (the "Codes") pursuant to Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Codes establish standards of conduct for "access persons" (including portfolio managers, traders, and other personnel who have access to nonpublic information about Fund transactions) and are designed to prevent affiliated persons of the Trust and the Adviser from engaging in fraudulent, deceptive, or manipulative conduct in connection with securities held or to be acquired by the Funds.
The Codes require access persons to pre-clear personal securities transactions, report personal holdings and transactions periodically, and observe blackout periods around Fund trades. Subject to these restrictions, the Codes permit access persons to invest in securities for their own accounts, including securities that may also be purchased or held by the Funds. The distributor (the "Distributor") expects to rely on the principal underwriter exception in Rule 17j-1(c)(3) to the extent applicable (including where the Distributor is not affiliated with the Trust or the Adviser and no officer, director, or general partner of the Distributor serves in such capacity with the Trust or the Adviser).
There can be no assurance that the Codes will be effective in preventing all such conduct. Copies of the Codes are on file with the SEC and may be reviewed at the SEC's website at www.sec.gov. In addition, the Codes may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov.
PROXY VOTING POLICIES
The Board has delegated responsibility for voting proxies for portfolio securities to the Adviser, subject to Board oversight. Proxies are to be voted in the best interests of the Fund and its shareholders and in compliance with applicable law. The Adviser has adopted proxy voting policies and guidelines (the "Proxy Voting Policies"), which the Trust has approved for use when voting proxies on behalf of the Funds.
Generally, absent a conflict of interest, the Adviser will vote for routine matters (for example, the election of directors, ratification of auditors, and conforming amendments to organizational documents), and will evaluate non-routine and contested matters case-by-case. The Proxy Voting Policies address the identification of, and response to, material conflicts of interest.
The Trust's Chief Compliance Officer monitors the effectiveness of the Proxy Voting Policies.
When available, information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 will be available (1) without charge upon request by email to contact@corgifunds.com, (2) on the Funds' website at www.corgifunds.com and (3) on the SEC's website at www.sec.gov.
INVESTMENT ADVISER
Corgi Strategies, LLC, a Delaware limited liability company with its principal office at 425 Bush St, Suite 500, San Francisco, CA 94104, serves as investment adviser to the Funds and is responsible for overall management of the Funds' business and day-to-day portfolio management, subject to the oversight of the Board. Corgi Strategies, LLC is registered as an Adviser with the SEC under the Investment Advisers Act of 1940.
Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the "Advisory Agreement"), the Adviser provides investment advice and portfolio management and arranges for necessary operational services, including, without limitation, transfer agency, custody, fund administration and fund accounting, and other services reasonably required for Fund operations. In exchange for a single unitary advisory fee, the Adviser has agreed to pay, from the fee, substantially all ordinary operating expenses of the Fund, except for the "Excluded Expenses" described in the Prospectus. The Fund pays the Adviser an annual unitary advisory fee, calculated daily and paid monthly based on the Fund's average daily net assets. The fee rates for the Fund are set forth in Schedule A to the Advisory Agreement and may be amended from time to time to add or remove Funds and/or adjust the Fund's fee, in each case upon approval in the manner required by Article 8 of the Advisory Agreement.
The Advisory Agreement will continue in effect for an initial two-year term for the Fund and, thereafter, from year to year if such continuance is approved at least annually (1) by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, and (2) by either the Board or a vote of a majority of the outstanding Shares of the relevant Fund. The Advisory Agreement will terminate automatically in the event of its assignment and may be terminated by the Trust or the Adviser upon 60 days' written notice.
The Adviser and its affiliates will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or for any loss suffered by the Trust or the Fund in connection with the performance of the Advisory Agreement, except for losses resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.
The Fund is new and, as of the date of this SAI, no advisory fees have been paid.
PORTFOLIO MANAGERS
Each Fund is managed by Anthony Aukett, a portfolio manager of the Adviser (the "Portfolio Manager").
Portfolio Manager Fund Ownership.
The SEC requires disclosure of the dollar range of each Portfolio Manager's beneficial ownership of Shares of the Fund as of the end of the most recently completed fiscal year, using prescribed ranges. As of the date of this SAI, no Shares were owned by the Portfolio Managers.
Portfolio Manager Compensation.
Portfolio managers receive a fixed base salary and an annual discretionary bonus. Bonus determinations consider the Adviser's overall revenues and profitability, the portfolio managers' responsibilities and contributions to the investment process, teamwork, risk management and compliance. Compensation is not based on the investment performance of any particular account, including the Funds. Portfolio managers may also be eligible for long-term incentive awards (e.g., membership units or profit interests) that vest over 4 years.
Conflicts of Interest.
Managing multiple accounts (including other registered funds and separate accounts) may create potential conflicts of interest. For example, a Portfolio Manager may have an incentive to favor an account that pays a performance-based fee or a higher advisory fee; knowledge of Fund trades could be used for the benefit of other accounts; or investment opportunities could be allocated among accounts. The Adviser has policies and procedures designed to identify and mitigate such conflicts, including trade aggregation and allocation procedures intended to provide fair and equitable treatment over time.
THE DISTRIBUTOR
The Trust has entered into a distribution agreement (the "Distribution Agreement") with Paralel Distributors LLC (the "Distributor"), under which the Distributor will act as principal underwriter for the Funds and will distribute shares of the Funds ("Shares") on a best efforts basis. Shares are offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts smaller than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 1700 Broadway, Suite 2100, Denver, Colorado 80290.
Acting as agent for the Trust, the Distributor will review and transmit orders for the purchase and redemption of Creation Units. Any subscription or order will not be binding on the Fund until accepted by the Trust or its designee. The Distributor is, or will be, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.
The Distributor may enter into arrangements with securities dealers and other firms ("Soliciting Dealers") to solicit orders for Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as described in "Procedures for Purchase and Redemption of Creation Units" below) or participants in DTC.
The Distribution Agreement will remain in effect for an initial two-year term from its effective date and may continue from year to year thereafter if such continuance is approved annually (1) by the Board of Trustees (the "Board") or by a vote of a majority of the outstanding voting securities of the applicable Fund and (2) by a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or any related agreement, cast in person or as otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). The Distribution Agreement may be terminated without penalty by the Trust on 60 days' written notice, when authorized either by a majority vote of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days' written notice, and will terminate automatically in the event of its assignment. The Distribution Agreement limits the Distributor's liability to losses resulting from the Distributor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations thereunder.
The Funds are newly organized. As of the date of this SAI, no underwriting commissions have been incurred and the Distributor has not retained any amounts.
Intermediary Compensation.
From its own resources and not from Fund assets, the Adviser or its affiliates may make payments to broker-dealers, banks, and other financial intermediaries ("Intermediaries") in connection with activities related to the Funds, including marketing, education, and training support (for example, conferences, webinars, or printed materials). These arrangements are not financed by the Funds, are not included in the fee and expense information in the Prospectus, and do not affect the price investors pay to buy Shares or the proceeds investors receive when selling Shares. Such payments may be significant to an Intermediary and may create conflicts of interest by incentivizing the Intermediary or its financial professionals to recommend the Funds over other investments. Investors should contact their advisers or other financial professionals for more information about any such compensation. Intermediary information is current only as of the date of this SAI. Any payments made by the Adviser or its affiliates may create an incentive for an Intermediary to encourage customers to purchase Shares.
Such compensation may be provided to Intermediaries that offer services to the Fund, including marketing and educational support (for example, through conferences, webinars, or printed materials). The Adviser will periodically review whether to continue these payments. Compensation to an Intermediary may be significant, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to them. Because Intermediaries may determine which investment options to make available or recommend, and what services to provide in connection with various products, based on the payments they receive or are eligible to receive, these arrangements create conflicts of interest between the Intermediary and its clients. For instance, such financial incentives may lead an Intermediary to recommend the Fund over other investments. The same conflict of interest may arise with respect to your adviser, broker, or other investment professional if they receive similar payments from their Intermediary firm.
Distribution (Rule 12b-1) Plan.
The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for the Fund. No payments under the Plan are expected to be made during the twelve (12) months from the date of this SAI. Fees under the Plan may be imposed only after approval by the Board, including a majority of the Independent Trustees.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or in any related agreements (the "Independent Trustees"). The Plan may be continued from year to year only if, at least annually, the Board, including a majority of the Independent Trustees, concludes that continuation of the Plan is likely to benefit shareholders. The Plan may be terminated at any time by a vote of the Board or by a vote of a majority of the outstanding voting securities of the applicable Fund.
The Plan requires quarterly written reports to be provided to the Board of the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding voting securities of the applicable Fund. All material amendments of the Plan require approval by a majority of the Trustees of the Trust and a majority of the Independent Trustees.
Under the Plan, the Fund may pay the Distributor an annual fee of up to 0.25% of the Fund's average daily net assets. The Plan is characterized as a compensation plan because any distribution and/or shareholder servicing fee will be paid to the Distributor without regard to the Distributor's actual distribution expenses or payments to other financial intermediaries. The Trust intends to administer the Plan, if implemented, in accordance with its terms and applicable FINRA rules concerning sales charges.
Subject to applicable law and regulation, payments under the Plan may be used to finance any activity that is primarily intended to result in the sale of Creation Units of the Fund or to provide, or arrange for others to provide, shareholder services and the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering current Prospectuses, reports, notices, and similar materials to prospective purchasers of Creation Units; (2) advertising and other marketing or promotional services; (3) compensating others, including Authorized Participants with whom the Distributor has written agreements, for providing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for assistance in distributing Creation Units, including related travel and communication expenses and the salaries and/or commissions of sales personnel; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment advisers, broker-dealers, mutual fund supermarkets, and affiliates of the Trust's service providers as compensation for services or reimbursement of expenses related to distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to such beneficial owners (for example, responding to inquiries related to shareholder accounts); and (7) such other services and obligations as may be set forth in the Distribution Agreement.
ADMINISTRATOR
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the "Administrator") serves as administrator and fund accountant to the Trust and the Funds. The Administrator is located at 777 E. Wisconsin Ave, Milwaukee, Wisconsin 53202. Under an administration agreement between the Trust and the Administrator, the Administrator provides administrative, accounting, and related services to the Trust and the Funds, which may include calculation of net asset value, preparation of financial statements and other regulatory filings, tax and financial reporting support, compliance and governance support, and coordination of service providers. Subject to Board oversight, the Administrator may provide individuals to serve as officers of the Trust.
As compensation for its services, the Administrator is entitled to fees as set forth in the administration agreement, as well as reimbursement of reasonable out-of-pocket expenses. The Funds are new, and the Administrator has not received any fees from the Funds as of the date of this SAI.
TRANSFER AGENT AND ETF ORDER MANAGEMENT
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the "Transfer Agent") serves as transfer agent, dividend disbursing agent, and ETF order-taking agent for the Funds. The Transfer Agent is located at 777 E. Wisconsin Ave, Milwaukee, Wisconsin 53202. The Transfer Agent maintains the records of Creation Unit holders, processes orders for the purchase and redemption of Creation Units, and performs certain other related services. The Transfer Agent is entitled to fees and reimbursement of certain out-of-pocket expenses as set forth in its agreement with the Trust. In this capacity, the Transfer Agent does not have responsibility for the management of any Fund, the determination of investment policy, or any matter relating to the distribution of Shares.
CUSTODIAN
Pursuant to a custody agreement, U.S. Bank National Association (the "Custodian"), located at 5065 Wooster Rd., Cincinnati, Ohio 45226, serves as custodian of the Funds' assets. The Custodian holds the assets of the Funds, maintains asset records, collects income, and performs other customary custodial services. The Custodian may appoint domestic and foreign sub-custodians as permitted by applicable law. The Custodian is entitled to fees based on the Funds' assets and to reimbursement of certain out-of-pocket expenses, including settlement charges.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP, located at 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as the independent registered public accounting firm for the Trust and the Funds.
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Board has approved written policies and procedures governing the disclosure of information about the Fund's portfolio holdings (the "Holdings Disclosure Policy"). For each Business Day on which the Fund is open for business, the Fund's full portfolio holdings are made publicly available through financial reporting and news services, including on publicly available internet websites, and/or on the Trust's website at www.corgifunds.com. In addition, the composition of the Deposit Securities applicable to purchases and redemptions of Creation Units is generally disseminated prior to the opening of trading on the Exchange (as defined in the Prospectus) through the National Securities Clearing Corporation ("NSCC").
For the avoidance of doubt, the Fund intends to make complete, daily portfolio information available, subject to applicable law and Exchange requirements.
The Holdings Disclosure Policy permits disclosure of portfolio information to the Trust's service providers and other parties that have a legitimate business need for the information to provide services to the Trust, including the administrator, custodian, transfer agent and ETF order management agent, distributor, pricing and data vendors, auditors, legal counsel, index calculation agents, and other similar providers (collectively, "Service Providers"). Any such disclosure is made under conditions of confidentiality and solely for the purpose of providing services to the Trust. No Fund, the Adviser, or any affiliate receives compensation or other consideration in connection with the disclosure of non-public portfolio holdings information, other than fees paid to Service Providers for services rendered.
The Trust's Chief Compliance Officer ("CCO") administers the Holdings Disclosure Policy, including maintaining a list of Service Providers and other parties that receive non-public holdings information and the timing of such disclosures, and reports to the Board at least annually regarding the operation of the policy and any material issues that have arisen.
Subject to the Holdings Disclosure Policy, the CCO may authorize immaterial exceptions when the CCO determines that a disclosure serves a legitimate business purpose, is in the best interests of shareholders, and is subject to appropriate confidentiality protections. Any such exceptions will be documented and reported to the Board.
DESCRIPTION OF SHARES
The Agreement and Declaration of Trust (the "Declaration of Trust") of Corgi ETF Trust I (the "Trust") authorizes the issuance of an unlimited number of shares of beneficial interest, no par value per share, in one or more series and classes. The Fund is a separate series of the Trust. Each share of the Fund represents an equal proportionate interest in the assets of that Fund and is entitled to dividends and distributions, when and if declared by the Board, and to a pro rata share of the Fund's net assets upon liquidation. Shares are fully paid and non-assessable when issued, and shareholders have no preemptive or cumulative voting rights. Each Share entitles its holder to one vote. The Trustees may establish additional series or classes and may divide or combine shares into a greater or lesser number without shareholder approval, as permitted by the Declaration of Trust. All consideration received for Shares of a particular series, and all assets in which such consideration is invested, belong to that series and are subject to its liabilities.
Shares are issued only in book-entry form. The Trust does not issue share certificates. Shares are registered in the name of The Depository Trust Company ("DTC") or its nominee and are held in the account of DTC Participants (or Indirect Participants). Beneficial ownership of Shares is reflected on the records of DTC and its participants, and transfers of ownership are effected only through those records. The Trust, the Funds, and their transfer agent do not have responsibility for the records of beneficial ownership maintained by DTC or its participants.
Shares of all series of the Trust vote together as a single class, except that (i) if a matter affects only one series, that series votes separately, and (ii) if a matter affects a series differently from other series, that series votes separately on that matter. As a Delaware statutory trust, the Trust is neither required nor intends to hold annual shareholder meetings. The Trust will hold meetings of shareholders to elect Trustees or for other purposes as required by the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise determined by the Board. The Trust will call a meeting of shareholders to consider the removal of one or more Trustees and certain other matters upon the written request of shareholders holding at least 10% of the outstanding Shares of the Trust entitled to vote at such meeting.
Under the Declaration of Trust, the Board has the authority to liquidate the Fund without shareholder approval. While the Board has no present intention to exercise this authority, the Board may do so if the Fund fails to achieve a viable size within a reasonable period or for such other reasons as the Board determines to be in the best interests of the Fund and its shareholders.
LIMITATION OF TRUSTEES' LIABILITY
The Declaration of Trust provides that a Trustee is liable only for losses resulting from the Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. A Trustee is not liable for errors in judgment or mistakes of fact or law made in good faith.
The Declaration of Trust provides for indemnification of Trustees and officers (and, upon due approval of the Trustees, other covered persons) for claims and expenses arising in connection with their service, except to the extent resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.
Nothing in this section protects or indemnifies any person against liability to which they would otherwise be subject under the federal securities laws.
The Agreement and Declaration of Trust sets forth a detailed process for shareholders to bring derivative or direct actions, designed to permit legitimate claims while limiting the costs, distraction, and other harm that can result from spurious demands and derivative actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Fund's Trustees. The Declaration of Trust specifies required information, certifications, undertakings, and acknowledgments that must accompany such a demand. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the Trustees who are independent for purposes of considering the demand determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand, and the complaining shareholders may not proceed with a derivative action unless they can demonstrate to a court that the Trustees' decision was not a good-faith exercise of business judgment on the Fund's behalf. In addition, shareholders owning Shares representing no less than a majority of the Fund's outstanding shares must join in bringing any derivative action. If a demand is rejected, the complaining shareholders may be responsible for the Fund's costs and expenses (including attorneys' fees) incurred in considering the demand if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund's costs, including attorneys' fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action alleging injury as a shareholder of the Trust or any Fund where the matters alleged would, if true, give rise to a claim belonging to the Trust (or the Trust on behalf of the Fund), unless the shareholder has suffered a harm distinct from that of other shareholders. A shareholder bringing a direct claim must be a shareholder of the Fund at the time of the alleged injury or must have acquired the shares by operation of law from a person who was also a shareholder as of that time. The Declaration of Trust further provides that the Fund will pay attorneys' fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys' fees the Fund is obligated to pay will be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.
The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders (e.g., travel costs, the need to retain local counsel) and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.
The Declaration of Trust also provides that shareholders waive the right to a jury trial for claims arising out of or relating to the Declaration of Trust, the Trust, or the Shares. This jury trial waiver does not apply to claims arising under the federal securities laws.
Reorganization, Merger, and Consolidation. Under Article X, Section 4(b) of the Declaration of Trust, the Trustees may, without prior shareholder approval, (i) sell, convey, or transfer all or substantially all of the assets of the Trust, any Series, or any Class to another entity; (ii) merge, consolidate, or combine the Trust or any Series or Class with or into another entity; (iii) reorganize the Trust or any Series under any other form of legal entity or jurisdiction; or (iv) exchange or convert Shares into interests of another investment company or entity. This means that in certain circumstances, the Board may authorize the merger or reorganization of a Fund without submitting the matter to a shareholder vote. Any merger or consolidation involving affiliated registered investment companies will be conducted in compliance with Rule 17a-8 under the 1940 Act, including the required Board determinations (including by a majority of the independent Trustees) that the transaction is in the best interests of each participating fund and its shareholders and that the interests of existing shareholders will not be diluted, and the related recordkeeping requirements. These provisions do not override any requirement for a shareholder vote imposed by the 1940 Act or other applicable law.
BROKERAGE TRANSACTIONS
The Adviser is responsible for executing portfolio transactions for the Funds and for allocating brokerage among eligible broker-dealers, subject to the supervision of the Board. In carrying out portfolio transactions, the Adviser seeks the most favorable execution for the Funds, taking into account factors such as price, applicable commissions or dealer spreads, the size and difficulty of the order, market impact, the quality of execution and settlement, and the operational capabilities of the broker dealer. The lowest available commission is not necessarily the most favorable overall result.
Brokerage Transactions.
Generally, equity securities, whether listed or over the counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers acting as market makers will include the dealer's markup or reflect a markdown. Money market and other debt securities are usually bought directly from the issuer, an underwriter, or a market maker, and the Fund generally will not pay brokerage commissions for those purchases. When the Fund effects transactions in the over the counter market, it will generally deal with primary market makers unless more favorable prices are otherwise obtainable.
The Trust's policy for purchases and sales of portfolio securities for the Fund is to seek the most favorable overall terms reasonably available. Primary consideration is given to obtaining effective execution at competitive prices; this does not require that the lowest available commission be paid in every case. A constant focus on the lowest commission could, in some circumstances, impair effective portfolio management or the quality of execution and related services.
In evaluating execution quality for a particular transaction, the Adviser may consider a range of factors, including but not limited to: price; commission or commission equivalents; spread; size and difficulty of the order; liquidity and market impact; timing and speed; likelihood of execution and settlement; access to block trading and willingness to commit capital; financial condition and operational capabilities of the broker; reliability and accuracy of communications and clearing; the use of alternative trading systems (including electronic crossing networks); and the value of research and brokerage services, if any, consistent with Section 28(e) of the Securities Exchange Act of 1934. The relative importance of these factors will vary depending on the particular transaction.
The Trust has adopted policies and procedures that prohibit considering the sale of Fund shares as a factor in selecting brokers or dealers. The Adviser owes a fiduciary duty of best execution and selects the broker or dealer it believes is most capable of providing the services necessary to obtain the most favorable execution under the circumstances.
Subject to these policies, brokers or dealers selected to execute the Funds' portfolio transactions may include Authorized Participants or their affiliates (see "Purchase and Redemption of Shares in Creation Units"). An Authorized Participant or its affiliate may be selected in connection with an all-cash creation or redemption or with orders that include cash-in-lieu, provided such selection is consistent with best execution and the Trust's policies.
For swaps and other bilateral derivatives, the Adviser selects counterparties based on a range of factors, which may include pricing, execution quality, creditworthiness, collateral terms, operational capabilities, and overall relationship. These transactions are not executed through traditional brokerage in the same manner as equity trades, and commissions may not be paid. For exchange-traded futures and options, the Fund incurs exchange fees and pays commissions or other charges to its futures commission merchants. The Adviser seeks best overall terms reasonably available under the circumstances.
Brokerage Selection.
The Trust does not expect to use any single broker-dealer exclusively. When one or more brokers are believed capable of providing the best combination of price and execution, the Adviser may consider brokerage or research services provided to the Adviser in selecting among such brokers, and may pay a higher commission than might otherwise be available if it makes a good faith determination that the commission is reasonable in relation to the value of the services provided.
Brokerage and Research Services; Section 28(e).
Where permitted by law, the Adviser may cause the Fund to pay a broker a commission in excess of that which another broker might have charged in recognition of brokerage and research services provided, consistent with Section 28(e). Research services may include, among other things, market data and analytics, portfolio analytics, execution management and order handling tools that are directly related to investment research, and access to company or industry information. The Adviser will not cause the Fund to pay a commission greater than is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or the Adviser's overall responsibilities, in accordance with Section 28(e). The Adviser may also receive proprietary research that is bundled with execution services. The Adviser may use research services obtained for the benefit of any account it manages, and not all such services will necessarily be used in connection with the account that generated the commissions. This may create an incentive to select or recommend brokers based on the research services they provide; the Adviser monitors these arrangements and reports to the Board as part of the Trust's brokerage oversight program. The Adviser does not currently use Fund assets for, or participate in, third party soft dollar arrangements and does not receive proprietary research from full service brokers. The Adviser also does not increase commissions to pay up for any such proprietary research. If, in the future, the Adviser obtains brokerage or research services from broker-dealers, it would do so only in arrangements consistent with Section 28(e) of the Securities Exchange Act of 1934.
Aggregation and Allocation.
When the Adviser considers purchases or sales for the Fund at or about the same time as for other accounts it manages, transactions may be aggregated to seek more favorable execution. Orders are allocated among participating accounts in a manner the Adviser believes to be fair and equitable over time. Aggregation may, in some cases, adversely affect the price or size of the position for the Fund; in other cases, it may be beneficial, for example, by enabling participation in larger transactions or by reducing commissions. From time to time, the Adviser may place a combined order for two or more accounts it manages, including the Funds, when it believes combined execution is in the best interest of each participant and will result in best price and execution. Although joint execution could adversely affect the price or volume obtained by a particular account, in the Adviser's judgment, subject to Board oversight, the advantages of combined orders generally outweigh the possible disadvantages.
Affiliated Brokerage; Principal Transactions.
The Fund may effect brokerage transactions through registered broker-dealer affiliates of the Trust or the Adviser, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Exchange Act, and SEC rules, including any applicable procedures adopted by the Board (including procedures consistent with Rule 17e-1 under the 1940 Act). Commissions paid to an affiliate will not exceed amounts that are reasonable and fair compared to commissions charged by others for comparable transactions. Principal transactions with affiliates are prohibited unless permitted by rule, regulation, or exemptive relief.
Directed Brokerage.
The Funds do not have any practice of directing brokerage for the promotion or sale of Fund shares. The Funds are newly organized and, as of the date of this SAI, have not paid commissions on brokerage transactions directed to brokers pursuant to any arrangement for research or brokerage services.
Regular Brokers or Dealers.
The Fund is required to identify any securities of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of the most recent fiscal year. This information is not provided because the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.
No brokerage commission information is provided since the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.
PORTFOLIO TURNOVER RATE
The portfolio turnover rate is, in general terms, the percentage obtained by dividing the lesser of the Fund's purchases or sales of securities (excluding short-term instruments and securities received or delivered in-kind) by the average value of the Fund during the period. A rate of 100% indicates that the equivalent of the Fund's entire portfolio has been bought and sold during a year. Higher turnover may increase transaction costs and may affect the amount, timing, and character of distributions for tax purposes. To the extent the Fund realizes net short-term capital gains, distributions attributable to those gains will be treated as ordinary income for federal income tax purposes.
The Fund is new and does not have a portfolio turnover rate to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM
The Depository Trust Company ("DTC") acts as securities depository for the Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and are deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company and a member of the Federal Reserve System, a "clearing agency" registered with the SEC, and a subsidiary of The Depository Trust & Clearing Corporation. DTC holds securities of its participants ("DTC Participants") and facilitates the clearance and settlement of securities transactions among DTC Participants through electronic book-entry changes in accounts of DTC Participants, thereby eliminating the need for physical movement of certificates. DTC Participants include broker-dealers, banks, trust companies, clearing corporations, and other organizations. Access to the DTC system is also available to others such as banks, brokers, and dealers that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants or Indirect Participants (collectively, "Beneficial Owners"). Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (for DTC Participants) and by DTC Participants (for Indirect Participants and Beneficial Owners). The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners are not entitled to have Shares registered in their names and will not receive physical delivery of Share certificates. Beneficial Owners must rely on the procedures of DTC and the DTC Participant or Indirect Participant through which they hold Shares to exercise rights of a holder of Shares.

Notices, statements, and other communications to Beneficial Owners will be transmitted through DTC and DTC Participants. Distributions of dividends and other amounts with respect to Shares will be made to DTC or its nominee, which will credit DTC Participants' accounts in proportion to their respective beneficial interests. Payments by DTC Participants to Indirect Participants and to Beneficial Owners will be governed by standing instructions and customary practices and are the responsibility of such DTC Participants and Indirect Participants, and not of the Trust, the Funds, or their service providers.

DTC may discontinue providing depository services with respect to Shares at any time by giving reasonable notice in accordance with its procedures and applicable law. Under such circumstances, the Trust will seek a replacement for DTC to perform its functions at a comparable cost; if a replacement is not available, the Trust may make other arrangements, which may include issuing printed certificates, as permitted by applicable law (and, if required, in a manner satisfactory to the Fund's listing exchange). The Trust, the Funds, and their service providers have no responsibility for records, notices, or payments maintained or transmitted by DTC, DTC Participants, or Indirect Participants.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS
The Trust issues and redeems shares of each Fund (the "Shares") only in aggregations of a specified number of Shares ("Creation Units") on a continuous basis, without a sales load but subject to applicable transaction fees. Creation and redemption orders are effected at the net asset value ("NAV") per Share next determined after an order is received in proper form and accepted on a Business Day by the Trust through its transfer agent (the "Transfer Agent") in accordance with an Authorized Participant Agreement (a "Participant Agreement"). Each Fund's NAV is calculated on each Business Day as of the scheduled close of regular trading on the primary listing exchange for the Shares (generally 4:00 p.m., Eastern Time). A "Business Day" is any day on which a Fund's primary listing exchange (the "Exchange") is open for regular trading. The Funds do not issue fractional Creation Units. Each Creation Unit consists of 25,000 Shares (or such other amount as the Trust may determine and disclose).
Fund Deposit.
The consideration for a purchase of a Creation Unit (the "Fund Deposit") generally consists of (i) a designated basket of securities (the "Deposit Securities") together with (ii) a cash amount (the "Cash Component"). The Cash Component equals the difference between the NAV of a Creation Unit and the aggregate value of the Deposit Securities, and may be a positive or negative amount. The Trust may permit or require the substitution of cash in lieu of some or all Deposit Securities ("Deposit Cash"). When a Fund accepts cash (in whole or in part), the Fund may incur costs associated with acquiring portfolio positions that would otherwise have been delivered in kind; such costs may be borne by the Fund, by an Authorized Participant, or otherwise as set forth in the Participant Agreement.
The Fund Deposit (Deposit Securities or Deposit Cash, as applicable, plus the Cash Component) represents the minimum initial and subsequent investment for a Creation Unit. Computation of the Cash Component excludes any stamp duties, transfer taxes, or other similar charges associated with the transfer of beneficial ownership of Deposit Securities, which are the responsibility of the Authorized Participant.
Daily Dissemination.
On each Business Day, prior to the opening of regular trading on the Exchange (currently 9:30 a.m., Eastern Time), the names and required quantities of Deposit Securities (or the required amount of Deposit Cash, as applicable) for each Fund, together with the Cash Component, are disseminated via the National Securities Clearing Corporation ("NSCC") based on information as of the close of the prior Business Day. The composition of the Fund Deposit is subject to change and may differ from a Fund's portfolio holdings for a variety of reasons (for example, corporate actions, index rebalances, or operational considerations).
Custom Baskets.
A Fund
may accept or deliver "custom baskets" (i.e., baskets that are not a pro rata slice of the Fund's portfolio) consistent with Rule 6c-11 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Adviser has adopted written policies and procedures governing the construction, acceptance, and oversight of custom baskets, which are subject to Board of Trustees (the "Board") oversight.
Eligibility to Transact; Authorized Participants.
Orders for Creation Units may be placed only by entities that are (i) participants in the NSCC's Continuous Net Settlement system (each, a "Participating Party") or (ii) participants in The Depository Trust Company ("DTC") (each, a "DTC Participant") and, in each case, that have executed a Participant Agreement with respect to the relevant Fund (each such entity, an "Authorized Participant"). An Authorized Participant agrees, among other things, to pay the Cash Component, applicable creation transaction fees, and any taxes or other charges in connection with an order.
An investor transacting through a broker that is not an Authorized Participant must route orders through an Authorized Participant, and such investor may incur additional charges. At any given time, only a limited number of broker-dealers may have executed a Participant Agreement, and only a subset may support all order types or international settlement capabilities.
Placing Purchase Orders; Cut-Offs.
All orders to purchase Shares directly from a Fund must be for one or more whole Creation Units and must be submitted in the manner and by the deadline specified in the Participant Agreement and/or applicable order form. Unless otherwise specified, the purchase order cut-off time is expected to be 4:00 p.m. Eastern Time and may be modified by a Fund. The date on which a purchase order (or a redemption order, as described below) is received in proper form and accepted is the "Order Placement Date." On days when the Exchange closes earlier than normal, the Funds may require that orders be placed earlier. If a market on which a Fund's
portfolio investments principally trade is closed, the Fund generally will not accept orders on such day.
Delivery of the Fund Deposit; Settlement; Additional Cash Deposit.
Fund Deposits must be delivered by an Authorized Participant through DTC (for securities), through the Federal Reserve wire system (for cash), and/or through other arrangements acceptable to the Trust or its agents. The cash portion must be received by the custodian (the "Custodian") no later than the contractual settlement date. The typical settlement cycle for each creation transaction is one Business Day after the trade date ("T+1"), unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Securities Exchange Act of 1934 (the "Exchange Act").
The Funds may permit a creation order to proceed before all Deposit Securities have been received. In such cases, the Authorized Participant must deposit additional cash collateral (the "Additional Cash Deposit") by 4:00 p.m. Eastern Time on the contractual settlement date (or such other time as specified). The Additional Cash Deposit is held in a non-interest bearing account and is subject to increase or decrease until all missing Deposit Securities are received. The Trust may purchase missing Deposit Securities at any time; the Authorized Participant will be liable to the Trust for any costs of such purchases (including any difference between the actual purchase price and the value used for Fund Deposit purposes, plus related transaction costs). Any unused portion of the Additional Cash Deposit will be returned once all missing Deposit Securities have been received or purchased and deposited into the Fund. If the Fund does not receive all required components by the specified time, the order may be canceled; upon written notice to the Transfer Agent, such canceled order may be resubmitted on the next Business Day using the then-current Fund Deposit.
Deemed Receipt; Proper Form.
An order is deemed received on the Business Day it is placed only if it is in proper form prior to the applicable cut-off time and federal funds in the appropriate amount are deposited with the Custodian on the contractual settlement date by 4:00 p.m. Eastern Time (or such other time as specified). If proper form or funds are not timely received, the order may be rejected and the Authorized Participant may be liable for any resulting losses.
Issuance of Creation Units.
Except as otherwise provided, Creation Units will not be issued until (i) the Transfer Agent has verified receipt of the required Deposit Securities or Deposit Cash, as applicable, (ii) the Custodian has received the Cash Component and any required Additional Cash Deposit, and (iii) all other conditions to creation have been satisfied. Upon confirmation, the Trust will issue and deliver the Creation Units, typically no later than the contractual settlement date. The Authorized Participant is responsible for any losses resulting from untimely delivery of required components.
Acceptance or Rejection of Purchase Orders.
The Trust reserves the right to reject any creation order, including if: (1) the order is not in proper form; (2) the Fund Deposit (including the names or quantities of Deposit Securities or the amount of Deposit Cash) does not match the information disseminated through NSCC for that date; (3) the investor(s), upon obtaining the Shares ordered, would beneficially own 80% or more of the outstanding Shares of the Fund (the Trust reserves the right to require information reasonably necessary to determine beneficial ownership for purposes of this 80% test); (4) acceptance of the Fund Deposit would, in the judgment of the Trust, be unlawful; (5) acceptance or receipt of the order would, in the opinion of counsel to the Trust, be unlawful; or (6) circumstances outside the control of the Trust, the Custodian, any sub-custodian, the Transfer Agent, and/or the Adviser make it impracticable to process orders. Illustrative examples include natural disasters; extreme weather; fires or floods; widespread utility or telecommunications outages; market-wide trading halts; or systems failures affecting the Trust, the Distributor, the Custodian or any sub-custodian, the Transfer Agent, DTC, NSCC, the Federal Reserve System, or other participants. The Transfer Agent will notify a prospective creator and/or its Authorized Participant of any rejection. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the Distributor have no duty to notify of defects or irregularities in any Fund Deposit and shall not be liable for failure to give such notice. The Trust will exercise any right to reject orders in a manner consistent with Rule 6c-11 and related SEC guidance, including with respect to limited suspensions and extraordinary circumstances, and in a manner designed not to impair the arbitrage mechanism.
All questions as to the composition of the Fund Deposit, the number of shares of each Deposit Security, and the validity, form, eligibility, and acceptance of any securities or cash tendered will be determined by the Trust, and the Trust's determinations will be final and binding.
Creation Transaction Fees.
A fixed creation transaction fee may be imposed to offset transfer and other transaction costs associated with processing creation orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each creation order regardless of the number of Creation Units purchased in that order. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.
In addition, for cash creations, partial cash creations, or non-standard orders, a variable fee payable to the Fund of up to the maximum shown below, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to purchasing portfolio investments with cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders. For each Fund, the fixed creation transaction fee is $300 and the maximum variable creation transaction fee is 2.00%.
Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring securities to or from their accounts as part of the creation process.
Risks of Purchasing Creation Units.
Purchases of Creation Units directly from a Fund involve certain legal risks. Because Shares may be continuously offered, a "distribution" could be occurring at any time. Depending on the facts and circumstances, activities of a shareholder may cause the shareholder to be deemed a statutory underwriter under the Securities Act of 1933 (the "Securities Act") and subject to prospectus delivery and liability provisions. For example, a shareholder may be deemed a statutory underwriter if it purchases Creation Units, breaks them into Shares, and sells those Shares directly to customers, or combines the creation of new Shares with an active selling effort. Whether a person is an underwriter depends on all facts and circumstances. Dealers participating in a distribution and dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act may be unable to rely on the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
Redemption.
Shares may be redeemed only in Creation Units at the NAV next determined after a redemption request in proper form is received and accepted by a Fund through the Transfer Agent on a Business Day. Except upon liquidation of a Fund, the Trust does not redeem Shares in amounts less than a Creation Unit. Investors who are not Authorized Participants must accumulate sufficient Shares in the secondary market to constitute a Creation Unit to redeem. There can be no assurance that secondary-market liquidity will always permit assembly of a Creation Unit; investors should expect to incur brokerage and other costs in connection with aggregating Shares.
Prior to the opening of regular trading on the Exchange on each Business Day, the Custodian, through NSCC, makes available the list of names and quantities of portfolio securities (the "Fund Securities") and the cash amount, if any, that will be applicable to redemption requests received that day in proper form. Fund Securities received upon redemption may differ from the Deposit Securities applicable to creations.
Redemption proceeds are paid in kind, in cash, or a combination thereof, as determined by the Trust in its discretion. For in-kind redemptions, redemption proceeds for a Creation Unit generally consist of the Fund Securities announced for that day, plus or minus a cash amount equal to the difference between the NAV of the Shares being redeemed and the value of the Fund Securities (the "Cash Redemption Amount"), less applicable fees. When the value of the Fund Securities exceeds the NAV of the Shares being redeemed, the redeeming shareholder will be required to pay the difference in cash through its Authorized Participant. The Trust may, in its discretion, substitute cash for any Fund Security.
The typical settlement cycle for each redemption transaction is T+1, unless otherwise agreed by a Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Exchange Act. In certain cases (for example, due to local market holidays or other market conditions), settlement of redemption proceeds may occur later.
Redemption Transaction Fees.
A fixed redemption transaction fee may be imposed to offset transfer and other transaction costs associated with processing redemption orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each redemption order, regardless of the number of Creation Units redeemed. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.
In addition, for cash redemptions, partial cash redemptions, or non-standard orders, a variable fee payable to a Fund of up to the maximum shown below, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to selling portfolio investments to raise cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.
For each Fund, the fixed redemption transaction fee is $300 and the maximum variable redemption transaction fee is 2.00%.
Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring Fund Securities from the Trust to their account or as otherwise directed.
Procedures for Redemption of Creation Units; Cut-Offs.
Redemption orders must be submitted in proper form to the Transfer Agent by an Authorized Participant prior to 4:00 p.m. Eastern Time (or such other time as specified in the Participant Agreement and/or applicable order form). A redemption request is in proper form if: (i) the Authorized Participant has transferred, or caused to be transferred, the Creation Unit(s) being redeemed through DTC to the account of the Transfer Agent by the time specified; and (ii) the Transfer Agent has received an acceptable redemption request from the Authorized Participant within the time periods specified. If Shares are not received through DTC's facilities by the required time, or the request otherwise is not in proper form, the redemption request will be rejected.
Additional Redemption Procedures.
A redeeming shareholder or an Authorized Participant acting on its behalf must maintain appropriate custody arrangements to receive Fund Securities. The Trust may, in its discretion, require or permit cash redemptions. In either case, the redeeming investor will receive a cash amount equal to the NAV of the Shares next determined after receipt of a redemption request in proper form, less applicable fees and charges (including any variable fee for cash redemptions). Upon request, the Trust may deliver a basket of securities that differs from the announced Fund Securities but does not differ in NAV.
Redemptions in kind are subject to applicable federal and state securities laws. The Trust reserves the right to redeem Creation Units for cash to the extent it could not lawfully deliver specific Fund Securities or could not do so without first registering such securities. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular Fund Security may receive an equivalent amount of cash. An Authorized Participant that is not a "qualified institutional buyer" ("QIB") as defined in Rule 144A under the Securities Act will be unable to receive Fund Securities that are restricted securities eligible for resale under Rule 144A; the Trust may require written confirmation of QIB status as a condition to delivery of such securities.
Suspension of Redemptions.
The right of redemption may be suspended or the date of payment postponed: (1) for any period when the Exchange is closed (other than customary weekend and holiday closings); (2) for any period when trading on the Exchange is suspended or restricted; (3) for any period when an emergency exists that makes it not reasonably practicable to dispose of Shares or determine NAV; or (4) in such other circumstances as are permitted by the SEC. The Trust will administer any suspension in a manner consistent with Rule 6c-11 and related SEC guidance and in a manner designed not to impair the arbitrage mechanism.
DETERMINATION OF NET ASSET VALUE
NAV per Share for each Fund is computed by dividing the value of the Fund's net assets (the value of total assets minus total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees (including any management fees) accrue daily and are reflected in the determination of NAV.
The NAV of each Fund is calculated by the Administrator as of the scheduled close of regular trading on the Fund's primary
listing exchange (generally 4:00 p.m., Eastern Time) on each day that the Exchange is open for regular trading. If market closures or early closes affect particular asset classes (for example, an early close for certain fixed-income markets announced by the Securities Industry and Financial Markets Association, "SIFMA"), valuations for those holdings may reflect the earlier close on such day.
In valuing portfolio investments, each Fund generally uses market-based valuations. Prices may be obtained from one or more pricing services, directly from an exchange or trading venue, from quotations of major market makers or dealers, or, where appropriate, using amortized cost for short-term instruments. For investments that trade on an exchange, a market valuation generally refers to the last reported sale price or official closing price. Investments and other assets (and liabilities) denominated in currencies other than U.S. dollars are converted to U.S. dollars at current market rates as quoted by one or more sources on the valuation date.
When market quotations are not "readily available" or are deemed unreliable, a Fund will determine a fair value in accordance with Rule 2a-5 under the Investment Company Act of 1940. The Board has adopted valuation policies and procedures and has designated the Adviser as each Fund's valuation designee (the "Valuation Designee") pursuant to Rule 2a-5 to perform fair value determinations, subject to Board oversight. Fair value methodologies may consider, among other things, evaluated prices from pricing services, model inputs, observable market data, corporate actions, trading halts, significant events occurring after market close, and, for derivatives, counterparty quotations and collateral. The use of fair value prices may result in values that differ from quoted or published prices and may cause a Fund's NAV to differ from the value of an index at a point in time.
DIVIDENDS AND DISTRIBUTIONS
The following supplements, and should be read with, the Prospectus section titled "Dividends, Distributions, and Taxes."
General policies.
Each Fund intends to distribute substantially all of its net investment income, if any, monthly, and to distribute any net realized capital gains to shareholders at least annually. The Funds may make additional distributions as necessary to meet distribution requirements under the Internal Revenue Code of 1986, as amended (the "Code"), in a manner consistent with the Investment Company Act of 1940 and to minimize federal excise taxes.
Distributions of income and capital gains, if any, are declared and paid in cash. Dividends and other distributions on Shares are made on a pro rata basis to beneficial owners of record through Depository Trust Company ("DTC") participants and indirect participants, with proceeds transmitted by the Trust to DTC for allocation to DTC participants and then to beneficial owners.
The Trust may declare special dividends or other distributions if, in its reasonable discretion, such action is necessary or advisable to maintain a Fund's status as a regulated investment company ("RIC") or to avoid Fund-level income or excise taxes on undistributed amounts. Each Fund intends to make distributions in amounts and at times intended to avoid the 4% federal excise tax described under "Federal Income Taxes" below.
Use of derivatives may cause a Fund to recognize income, gain, or loss for tax and accounting purposes without a corresponding receipt or payment of cash in the same period. As a result, a Fund may be required to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.
Dividend reinvestment service.
The Trust does not offer a DTC book-entry dividend reinvestment service. However, certain broker-dealers may offer a dividend reinvestment service for beneficial owners through DTC participants. Investors should contact their brokers to determine availability, applicable procedures, and any deadlines. If such a service is used, distributions generally will be reinvested in additional Shares (including fractional Shares, if permitted by the broker's program) through purchases in the secondary market at then-current market prices, which may be higher or lower than NAV, and may be subject to broker commissions, fees, and other charges. Reinvested amounts will be taxable to the same extent as if received in cash.
FEDERAL INCOME TAXES
The following is a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders. It supplements the Prospectus and is not a complete discussion of all tax matters that may be relevant. This summary is based on current provisions of the Code, Treasury regulations, judicial decisions, and administrative rulings and guidance, all of which are subject to change (possibly with retroactive effect). Investors should consult their own tax advisers about federal, state, local, and foreign tax consequences to them in light of their particular circumstances.
Taxation of the Funds. Each Fund intends to elect and qualify each year for treatment as a RIC under the Code. If a Fund qualifies as a RIC and distributes its income and gains in a timely manner to shareholders, the Fund generally will not be subject to U.S. federal income tax on the income and gains it distributes. To qualify as a RIC, among other requirements, a Fund must (1) distribute in each taxable year at least 90% of its "investment company taxable income" and 90% of its net tax-exempt income, if any (the "Distribution Requirement"); (2) derive at least 90% of its gross income each taxable year from certain qualifying sources such as dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies, or income derived with respect to its business of investing in such stock, securities, or currencies (the "Qualifying Income Requirement"); and (3) satisfy certain asset diversification tests at the end of each quarter (the "Diversification Requirement").
To the extent a Fund invests in instruments that may generate income that is not qualifying income (which can include certain derivatives), the Fund intends to monitor and limit such investments so that its non-qualifying income does not exceed 10% of gross income. If a Fund were to fail the Qualifying Income Requirement or the Diversification Requirement, relief provisions may be available in limited circumstances if the failure is due to reasonable cause and not willful neglect and the Fund pays a penalty tax and/or takes corrective action. If relief were not available and a Fund failed to qualify for RIC treatment for a taxable year, the Fund would be subject to tax at the Fund level on all of its taxable income at corporate rates, and distributions from earnings and profits (including distributions of net capital gain) would be taxable to shareholders as ordinary income. A Fund could be required to recognize and distribute earnings and profits as a condition to requalifying as a RIC in a subsequent year.
A Fund may elect to treat part or all of certain "late-year losses" as incurred in the following taxable year for purposes of determining its taxable income and distributions. Net capital losses (capital losses in excess of capital gains) generally may be carried forward indefinitely by a RIC to offset future capital gains, subject to limitations. The carryover of losses may be limited following certain ownership changes.
A Fund may be subject to a 4% nondeductible federal excise tax on certain undistributed amounts if it does not distribute during each calendar year at least (i) 98% of its ordinary income for the calendar year and (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 (or, if the Fund makes an election, for its fiscal year), plus any shortfalls from the prior year. The Funds intend to make distributions in amounts and at times intended to minimize excise tax, but there can be no assurance that all such liability will be eliminated.
If a Fund retains net capital gain, it may designate the retained amount as "undistributed capital gains" in a notice to shareholders. In that case, shareholders would (i) be required to include their share of such undistributed amount in income as long-term capital gain, (ii) be entitled to a credit for their share of the tax paid by the Fund on such undistributed amount, and (iii) increase their tax basis in Shares by the excess of the amount included in income over the tax deemed paid.
Taxation of shareholders - distributions.
Distributions of a Fund's "investment company taxable income" (computed without regard to the dividends-paid deduction) are taxable to shareholders as ordinary income, whether paid in cash or reinvested. Distributions of a Fund's net capital gain (net long-term capital gains in excess of net short-term capital losses) are taxable as long-term capital gains, regardless of how long a shareholder has held Shares. A portion of ordinary income dividends paid to non-corporate shareholders may be eligible to be taxed at the reduced rates applicable to "qualified dividend income" if certain holding period and other requirements are met by both a Fund and the shareholder. To the extent properly reported, certain dividends received by corporate shareholders may be eligible for the dividends-received deduction, subject to holding period and other limitations.
Distributions are generally taxable when paid; however, any dividend declared in October, November, or December with a record date in such month and paid in January is treated for U.S. federal income tax purposes as received on December 31 of the year declared. Distributions may also be subject to state and local taxes.
If a Fund's distributions exceed its current and accumulated earnings and profits, all or a portion of such excess will be treated as a return of capital to shareholders, reducing each shareholder's tax basis in Shares (and, after such basis is reduced to zero, resulting in capital gain).
Taxation of shareholders - sale or exchange of Shares.
A sale or other taxable disposition of Shares generally will result in a capital gain or loss equal to the difference between the amount realized and the shareholder's adjusted tax basis in the Shares. The gain or loss will be long-term if the Shares were held for more than one year, and short-term otherwise. Any loss realized on a disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any amounts treated as long-term capital gain that were distributed (or deemed distributed) with respect to such Shares. Losses may be disallowed under the "wash sale" rules if substantially identical Shares are acquired within 30 days before or after the disposition. Shareholders should consult their brokers regarding available cost-basis reporting methods and elections.
Special and Complex Rules Applicable to Derivatives.
The Funds' investments in derivatives are subject to special and complex U.S. federal income tax rules that can affect the character, timing, and amount of a Fund's income, gains, losses, and distributions.
Certain exchange-traded futures and options may be treated as "Section 1256 contracts" and are required to be marked to market at year end. Gains or losses on Section 1256 contracts generally are treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period, and may be required to be recognized for tax purposes even if no corresponding cash is received.
Payments (or accruals) under swap agreements and other non-Section 1256 derivatives generally are treated as ordinary income or loss. The "straddle," "wash sale," and "constructive sale" rules may defer losses, accelerate recognition of gains, or otherwise affect the character of a Fund's income and gains. A Fund's use of derivatives could also affect whether a Fund has made sufficient distributions to maintain its qualification as a regulated investment company and to avoid fund-level tax. Shareholders should consult their tax advisers regarding how these rules may affect their own tax situation. See Federal Income Taxes in this SAI for additional details.
Creations and redemptions by Authorized Participants.
An Authorized Participant that exchanges securities for Creation Units generally will recognize gain or loss equal to the difference between the market value of the Creation Units at the time and the sum of the Authorized Participant's aggregate basis in the securities surrendered plus the cash paid, if any. An Authorized Participant that redeems Creation Units generally will recognize gain or loss equal to the difference between the Authorized Participant's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the cash received, if any. The Internal Revenue Service may take the position that a loss realized upon an exchange of securities for Creation Units may be disallowed under the wash sale rules (for an exchanger that does not mark-to-market) or on the basis that there has been no significant change in economic position. If, after a creation, a purchaser (or group) would own 80% or more of a Fund's outstanding Shares and Section 351 of the Code otherwise would apply, the Fund may reject the order and may require beneficial ownership information reasonably necessary to evaluate the application of Section 351. If the Fund nonetheless issues Creation Units in such circumstances, the Authorized Participant may not recognize gain or loss on the exchange. Authorized Participants should consult their own tax advisers.
Taxation of Fund investments.
Certain investments (including, without limitation, derivatives, foreign currency contracts, and transactions subject to the "straddle," "constructive sale," or "mark-to-market" rules) may be subject to complex provisions of the Code that, among other things, could affect the character of gains and losses realized by a Fund, accelerate the recognition of income to a Fund, defer losses, or affect whether income is qualifying income for RIC purposes. These rules may also require a Fund to recognize income or gains without a corresponding receipt of cash, potentially requiring a Fund to sell securities to meet the Distribution Requirement. Each Fund intends to monitor transactions, make appropriate elections, and maintain books and records as required to mitigate adverse tax consequences and preserve RIC status.
Backup withholding and reporting.
A Fund may be required to withhold federal income tax ("backup withholding") from dividends, capital gain distributions, and redemption proceeds payable to shareholders who fail to provide a correct taxpayer identification number, who are subject to backup withholding due to under-reporting, who fail to certify that they are not subject to backup withholding, or who fail to certify their U.S. status. Backup withholding is not an additional tax and amounts withheld may be credited against a shareholder's federal income tax liability.
Net investment income tax.
Certain individuals, trusts, and estates are subject to a 3.8% tax on their "net investment income" (the "NII tax"), which generally includes distributions from a Fund and net gains from the sale or other disposition of Shares.
Non-U.S. shareholders.
Distributions to non-U.S. shareholders generally will be subject to U.S. withholding tax at the rate of 30% (or a lower applicable treaty rate) to the extent derived from ordinary income. Subject to certain requirements, a Fund may report a portion of its distributions as "interest-related dividends" or "short-term capital gain dividends," which generally are exempt from such withholding for non-U.S. shareholders; special rules and exceptions apply, including for individuals present in the United States for 183 days or more during the year. Gains realized by non-U.S. shareholders on the sale of Shares generally are not subject to U.S. federal income tax, subject to certain exceptions. Non-U.S. shareholders may be subject to backup withholding if they fail to provide required certifications.
FATCA.
Under the Foreign Account Tax Compliance Act ("FATCA"), a Fund may be required to withhold 30% on ordinary income distributions paid to certain foreign financial institutions and non-financial foreign entities that fail to satisfy documentation, reporting, or other requirements. FATCA may also affect a Fund's returns on certain investments. Investors should consult their tax advisers regarding FATCA.
Tax-exempt shareholders.
Tax-exempt investors (including retirement plans and IRAs) are generally exempt from federal income tax on Fund distributions and gains, except to the extent that such amounts constitute unrelated business taxable income ("UBTI"). In certain circumstances, investments by a Fund (for example, in residual interests of real estate mortgage investment conduits or certain real estate investment trusts) could generate UBTI to tax-exempt shareholders. Tax-exempt investors should consult their tax advisers.
Certain reporting.
Shareholders may be required to file IRS Form 8886 if they recognize a loss on a disposition of Shares that exceeds applicable thresholds. Significant penalties may apply for failure to comply with reporting requirements. The fact that a loss is reportable does not affect whether the treatment of the loss is proper.
The tax information provided here is only a summary of certain considerations. Prospective investors should consult their own tax advisers regarding the U.S. federal, state, local, and foreign tax consequences of an investment in the Funds.
FINANCIAL STATEMENTS
The Funds' audited financial statements are not yet available because the Funds have not completed a full fiscal year of operations. Once available, you can obtain copies of the Annual Report without charge by calling a Fund at
(855) 552-6744
or visiting the SEC's website at www.sec.gov.